Consolidated Quarterly Holdings Report
for
Strategic Advisers® Alternatives Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
February 28, 2025
SAA-NPRT3-0425
1.9905804.102
Alternative Funds - 73.9%
	Shares	Value ($)
Absolute Convertible Arbitrage Fund Investor Shares	14,465,656	164,040,544
American Beacon AHL Managed Futures Strategy Fund Investor Class	6,749,081	63,576,345
BlackRock Global Equity Market Neutral Fund A Shares	20,128,127	271,327,152
BlackRock Systematic Multi-Strategy Fund Investor A Shares	30,172,702	313,796,103
Federated Hermes MDT Market Neutral Fund A Shares	10,748,120	214,532,467
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund (b)	8,659,670	82,959,642
Fidelity SAI Alternative Risk Premia Strategy Fund (b)	5,918,720	60,666,882
Fidelity SAI Convertible Arbitrage Fund (b)	40,307,262	433,706,139
First Trust Merger Arbitrage Fund Class I	13,974,751	148,831,102
Fulcrum Diversified Absolute Return Fund Super Institutional Class	5,439,078	51,453,678
JHancock Diversified Macro Fund Class A	567	5,278
Stone Ridge Diversified Alternatives Fund Class I	26,686,888	282,614,146
The Merger Fund Class A	8,140,501	142,295,956
TOTAL ALTERNATIVE FUNDS (Cost $2,205,674,685)		2,229,805,434

Asset-Backed Securities - 0.5%
		Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Verdelite Static CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.13%, 5.4232% 7/20/2032 (c)(d)(e)		446,336	446,785
CANADA - 0.2%
Master Cr Card Tr II Series 2023-2A Class A, U.S. 30-Day Avg. SOFR Index + 0.85%, 5.1886% 1/21/2027 (c)(d)(e)		1,200,000	1,202,842
Trillium Credit Card Trust II Series 2023-3A Class A, U.S. SOFR Index + 0.85%, 5.2105% 8/26/2028 (c)(d)(e)		1,200,000	1,202,761
TOTAL CANADA			2,405,603
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Allegro Clo Xi Ltd Series 2024-2A Class A1AR, CME Term SOFR 3 month Index + 1.25%, 5.5432% 1/19/2033 (c)(d)(e)		1,000,000	1,001,043
Carlyle Global Market Strategies Series 2024-4A Class A1RR, CME Term SOFR 3 month Index + 1.22%, 5.5132% 7/20/2032 (c)(d)(e)		302,154	302,810
Carval Clo I Ltd / Carval Clo I LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.23%, 5.5376% 7/16/2031 (c)(d)(e)		928,754	930,085
Lcm 31 Ltd Series 2024-31A Class AR, CME Term SOFR 3 month Index + 1.28%, 5.5732% 7/20/2034 (c)(d)(e)		300,000	300,709
Madison Park Funding Xlix Ltd Series 2025-49A Class AR, CME Term SOFR 3 month Index + 1.05%, 0% 10/19/2034 (c)(d)(e)		300,000	300,000
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL7 Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5081% 10/16/2036 (c)(d)(e)		375,376	374,755
Mountain View Clo Xvi Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.46%, 5.762% 4/15/2034 (c)(d)(e)		1,000,000	1,002,050
Ofsi Bsl Xi Ltd Series 2024-10A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.5632% 4/20/2034 (c)(d)(e)		500,000	500,240
OZLM XVII Ltd Series 2024-17A Class A1RR, CME Term SOFR 3 month Index + 1.15%, 5.4432% 7/20/2030 (c)(d)(e)		422,221	422,402
Rad Clo 4 Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.23%, 5.5301% 4/25/2032 (c)(d)(e)		613,379	615,242
Sound Point CLO XXVIII Ltd Series 2024-3A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.5801% 1/25/2032 (c)(d)(e)		975,585	975,585
Tralee Clo VI Ltd Series 2024-6A Class A1RR, CME Term SOFR 3 month Index + 1.22%, 5.5201% 10/25/2032 (c)(d)(e)		351,546	351,998
TOTAL GRAND CAYMAN (UK OVERSEAS TER)			7,076,919
IRELAND - 0.0%
Cumulus Static Clo Series 2024-1A Class A, 3 month EURIBOR + 1.2%, 3.756% 11/15/2033 (c)(d)(e)	EUR	281,417	292,383
UNITED STATES - 0.0%
CarMax Series 2023-3 Class A2A, 5.72% 11/16/2026		60,582	60,705
Citibank Credit Card Issuance Trust Series 2017-A6 Class A6, CME Term SOFR 1 month Index + 0.8845%, 5.1989% 5/14/2029 (c)(d)		900,000	910,633
Citibank Credit Card Issuance Trust Series 2023-A1 Class A1, 5.23% 12/8/2027		500,000	503,046
Citizens Auto Receivables Trust Series 2023-2 Class A2B, U.S. 30-Day Avg. SOFR Index + 0.73%, 5.0686% 10/15/2026 (c)(d)(e)		120,274	120,338
Dell Equipment Finance Trust Series 2023-2 Class A2, 5.84% 1/22/2029 (e)		9,641	9,650
Fifth Third Auto Trust Series 2023-1 Class A2B, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.8686% 11/16/2026 (c)(d)		32,197	32,202
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (d)		800,000	801,329
SCCU Auto Receivables Trust Series 2024-1A Class A2, 5.45% 12/15/2027 (e)		362,939	364,309
Toyota Auto Receivables Owner Trust Series 2023-C Class A2B, U.S. 30-Day Avg. SOFR Index + 0.4%, 4.7403% 8/17/2026 (c)(d)		162,559	162,627
Toyota Lease Owner Trust Series 2025-A Class A2A, 4.58% 7/20/2027 (e)		400,000	400,594
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A2B, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.8687% 12/21/2026 (c)(d)		162,103	162,195
World Omni Auto Receivables Tr Series 2023-C Class A2B, U.S. 30-Day Avg. SOFR Index + 0.41%, 4.7486% 12/15/2026 (c)(d)		109,906	109,936
TOTAL UNITED STATES			3,637,564
TOTAL ASSET-BACKED SECURITIES (Cost $13,829,797)			13,859,254

Collateralized Mortgage Obligations - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Fannie Mae Guaranteed REMICS Series 2024-10 Class AF, U.S. 30-Day Avg. SOFR Index + 0.9%, 5.435% 12/25/2050 (c)(d)	72,040	72,194
Fannie Mae Guaranteed REMICS Series 2024-54 Class FC, U.S. 30-Day Avg. SOFR Index + 0.97%, 5.322% 8/25/2054 (c)(d)	324,682	325,165
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class FA, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.452% 6/25/2054 (c)(d)	289,384	288,945
Fannie Mae Mortgage pass-thru certificates Series 2025-16 Class FN, U.S. 30-Day Avg. SOFR Index + 0.95%, 5.3007% 1/25/2055 (c)(d)	300,000	300,493
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5383 Class AF, U.S. 30-Day Avg. SOFR Index + 1%, 5.535% 8/15/2048 (c)(d)	68,061	68,334
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5442 Class FB, U.S. 30-Day Avg. SOFR Index + 0.97%, 5.322% 8/25/2054 (c)(d)	367,386	367,927
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5480 Class FG, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 12/25/2054 (c)(d)	275,958	276,223
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class UF, U.S. 30-Day Avg. SOFR Index + 0.9%, 5.252% 11/25/2054 (c)(d)	294,773	294,858
Ginnie Mae Mortgage pass-thru certificates Series 2017-H05 Class FC, CME Term SOFR 1 month Index + 0.8645%, 5.19% 2/20/2067 (c)(d)	990,723	990,083
Ginnie Mae Mortgage pass-thru certificates Series 2023-H20 Class FL, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.446% 5/20/2073 (c)(d)	173,573	174,887
Ginnie Mae Mortgage pass-thru certificates Series 2024-H12 Class FC, U.S. 30-Day Avg. SOFR Index + 0.9%, 5.246% 7/20/2074 (c)(d)	402,930	404,223
TOTAL UNITED STATES		3,563,332
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,555,105)		3,563,332

Fixed-Income Funds - 9.9%
	Shares	Value ($)
Eaton Vance Global Macro Absolute Return Advantage Fund Class A (Cost $274,110,727)	28,077,113	298,459,714

Foreign Government and Government Agency Obligations - 0.1%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Brazilian Federative Republic Treasury Bills 0% 10/1/2025 (f)	BRL	200,000	31,373
Brazilian Federative Republic Treasury Bills 0% 4/1/2025 (f)	BRL	4,700,000	790,288
TOTAL BRAZIL			821,661
CANADA - 0.1%
Export Development Canada U.S. SOFR Averages Index + 0.33%, 4.6829% 8/1/2028 (c)(d)		800,000	800,526
ISRAEL - 0.0%
Israel Government Treasury Bills 0% 5/30/2025 (f)	ILS	1,100,000	301,643
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,983,417)			1,923,830

Non-Convertible Corporate Bonds - 0.8%
		Principal Amount (a)	Value ($)
CANADA - 0.4%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 2.95% 3/15/2025		1,000,000	999,017
Financials - 0.3%
Banks - 0.0%
Bank of Nova Scotia/The 3 month Australia Bank Bill Rate + 0.9%, 5.1903% 10/27/2025 (c)(d)	AUD	1,000,000	622,672
Royal Bank of Canada U.S. SOFR Averages Index + 0.46%, 4.8114% 8/3/2026 (c)(d)		700,000	700,084
			1,322,756
Capital Markets - 0.3%
CPPIB Capital Inc U.S. SOFR Index + 1.25%, 5.6618% 3/11/2026 (c)(d)(g)		3,000,000	3,031,112
PSP Capital Inc U.S. SOFR Averages Index + 0.24%, 4.6763% 3/3/2025 (c)(d)(e)		1,500,000	1,500,000
			4,531,112
TOTAL FINANCIALS			5,853,868

TOTAL CANADA			6,852,885
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
BMW US Capital LLC U.S. SOFR Averages Index + 0.8%, 5.1399% 8/13/2026 (c)(d)(e)		700,000	703,728
Financials - 0.0%
Capital Markets - 0.0%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (d)		700,000	687,079
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance II LLC 4.25% 12/15/2025 (e)		500,000	497,443
TOTAL GERMANY			1,888,250
IRELAND - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026		500,000	487,500
JAPAN - 0.0%
Financials - 0.0%
Banks - 0.0%
Mitsubishi UFJ Financial Group Inc 5.541% 4/17/2026 (d)		400,000	400,384
Sumitomo Mitsui Financial Group Inc U.S. SOFR Index + 1.3%, 5.6367% 7/13/2026 (c)(d)		500,000	505,930

TOTAL JAPAN			906,314
NETHERLANDS - 0.0%
Financials - 0.0%
Banks - 0.0%
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.62%, 5.0019% 8/28/2026 (c)(d)		700,000	702,617
ING Groep NV U.S. SOFR Averages Index + 1.64%, 5.9984% 3/28/2026 (c)(d)		500,000	500,473

TOTAL NETHERLANDS			1,203,090
SINGAPORE - 0.0%
Financials - 0.0%
Banks - 0.0%
DBS Group Holdings Ltd U.S. SOFR Index + 0.61%, 5.0191% 9/12/2025 (c)(d)(e)		400,000	400,547
SWEDEN - 0.0%
Financials - 0.0%
Banks - 0.0%
Swedbank AB 5.337% 9/20/2027 (g)		600,000	609,512
SWITZERLAND - 0.0%
Financials - 0.0%
Banks - 0.0%
UBS AG/Australia 3 month Australia Bank Bill Rate + 0.87%, 5.1253% 7/30/2025 (c)(d)(g)	AUD	1,000,000	621,660
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
Barclays PLC 3.65% 3/16/2025		615,000	614,653
Barclays PLC 4.375% 1/12/2026		200,000	199,420
Lloyds Banking Group PLC 3.511% 3/18/2026 (d)		200,000	199,906
NatWest Markets PLC 3.479% 3/22/2025 (e)		500,000	499,647
NatWest Markets PLC 5.0546% 8/12/2025 (g)	AUD	400,000	248,796
Standard Chartered Bank/New York 4.853% 12/3/2027		250,000	252,322

TOTAL UNITED KINGDOM			2,014,744
UNITED STATES - 0.4%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Capital America U.S. SOFR Index + 1.15%, 5.5006% 8/4/2025 (c)(d)(e)		300,000	300,956
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP 2.9% 5/15/2025		400,000	398,206
Energy Transfer LP 5.95% 12/1/2025		500,000	502,349
			900,555
Financials - 0.2%
Banks - 0.1%
Citigroup Inc CME Term SOFR 3 month Index + 1.5116%, 5.8221% 7/1/2026 (c)(d)		1,000,000	1,003,860
Capital Markets - 0.0%
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (d)		800,000	774,815
Morgan Stanley 2.188% 4/28/2026 (d)		800,000	796,880
			1,571,695
Consumer Finance - 0.0%
Ford Motor Credit Co LLC 4.687% 6/9/2025		700,000	699,162
Insurance - 0.1%
Jackson National Life Global Funding 4.9% 1/13/2027 (e)		150,000	150,695
New York Life Global Funding U.S. SOFR Averages Index + 0.58%, 4.9241% 1/16/2026 (c)(d)(e)		1,000,000	1,002,074
Protective Life Global Funding U.S. SOFR Index + 0.5%, 4.847% 7/22/2026 (c)(d)(e)		200,000	200,078
			1,352,847
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Elevance Health Inc 5.35% 10/15/2025		500,000	501,745
HCA Inc 5.25% 4/15/2025		300,000	300,077
			801,822
Industrials - 0.0%
Machinery - 0.0%
Westinghouse Air Brake Technologies Corp 3.2% 6/15/2025		800,000	795,877
Materials - 0.1%
Containers & Packaging - 0.1%
Berry Global Inc 1.57% 1/15/2026		1,000,000	973,594
Utilities - 0.1%
Electric Utilities - 0.1%
Georgia Power Co U.S. SOFR Averages Index + 0.75%, 5.0949% 5/8/2025 (c)(d)		723,000	723,824
Pacific Gas and Electric Co 3.15% 1/1/2026		1,000,000	984,927
			1,708,751
TOTAL UNITED STATES			10,109,119
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $25,050,908)			25,093,621

Repurchase Agreements - 1.4%
	Maturity Amount ($)	Value ($)
BNP Paribas SA 4.35%, dated 3/3/2025 due 3/4/2025 (h)	21,202,562	21,200,000
Repurchase Agreements*	19,907,313	19,900,000
TOTAL REPURCHASE AGREEMENTS (Cost $41,100,000)		41,100,000

U.S. Government Agency - Mortgage Securities - 1.4%
	Principal Amount (a)	Value ($)
Ginnie Mae II Pool 6% 3/1/2055 (i)	16,100,000	16,318,549
Ginnie Mae II Pool 6% 4/1/2055 (i)	2,600,000	2,632,450
Uniform Mortgage Backed Securities 5% 3/1/2040 (i)	4,000,000	4,021,250
Uniform Mortgage Backed Securities 5% 4/1/2040 (i)	900,000	904,289
Uniform Mortgage Backed Securities 6% 3/1/2055 (i)	3,100,000	3,150,133
Uniform Mortgage Backed Securities 6% 4/1/2055 (i)	2,100,000	2,131,746
Uniform Mortgage Backed Securities 6.5% 3/1/2055 (i)	8,000,000	8,240,625
Uniform Mortgage Backed Securities 6.5% 4/1/2055 (i)	6,800,000	6,997,359
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $44,104,891)		44,396,401

U.S. Treasury Obligations - 0.2%
	Yield (%) (k)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 3/20/2025 (n)	4.28	25,000	24,949
US Treasury Bills 0% 4/10/2025 (n)	4.25 to 4.26	2,112,000	2,102,564
US Treasury Bills 0% 4/17/2025 (n)	4.23 to 4.24	1,697,000	1,688,025
US Treasury Bills 0% 4/24/2025 (n)	4.23 to 4.25	164,000	162,999
US Treasury Bills 0% 4/8/2025	4.28	500,000	497,883
US Treasury Bills 0% 5/1/2025	4.23	100,000	99,304
US Treasury Bills 0% 5/15/2025	4.26 to 4.28	600,000	594,893
US Treasury Bills 0% 5/22/2025	4.24 to 4.27	400,000	396,269
US Treasury Bills 0% 5/29/2025	4.24	200,000	197,969
US Treasury Bills 0% 5/8/2025	4.25	300,000	297,678
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,061,214)			6,062,533

Certificates of Deposit - 0.0%
	Yield (%) (k)	Principal Amount (a)	Value ($)
MUFG Bank Ltd/Sydney 3 month Australia Bank Bill Rate + 0.87%, 5.044% 2/17/2026 (c)(d) (Cost $329,219)	5.02	500,000	311,500

Money Market Funds - 11.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	4.35	314,816	314,879
Fidelity Investments Money Market Government Portfolio - Institutional Class (b)(m)	4.28	169,938,986	169,938,986
State Street Institutional U.S. Government Money Market Fund Investor Class (m)	4.23	229,389	229,389
State Street Institutional U.S. Government Money Market Fund Premier Class (m)	4.31	170,558,899	170,558,899
TOTAL MONEY MARKET FUNDS (Cost $341,042,153)			341,042,153

Purchased Options - 0.1%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	51	28,620,435	5,870	05/16/25	629,340
S&P 500 Index	Chicago Board Options Exchange	53	29,742,805	5,550	04/17/25	202,725
S&P 500 Index	Chicago Board Options Exchange	86	48,261,910	4,100	12/19/25	323,360
S&P 500 Index	Chicago Board Options Exchange	52	29,181,620	5,810	03/21/25	253,760
S&P 500 Index	Chicago Board Options Exchange	96	53,873,760	3,900	01/16/26	326,880
S&P 500 Index	Chicago Board Options Exchange	90	50,506,650	4,150	02/20/26	433,350

						2,169,415
TOTAL PURCHASED OPTIONS (Cost $2,434,553)						2,169,415

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $2,959,276,669)	3,007,787,188
NET OTHER ASSETS (LIABILITIES) - 0.3% (j)(o)	10,429,648
NET ASSETS - 100.0%	3,018,216,836

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 6% 3/1/2055	(11,000,000)	(11,149,320)
Uniform Mortgage Backed Securities 5% 3/1/2040	(3,100,000)	(3,116,469)
Uniform Mortgage Backed Securities 6% 3/1/2055	(3,100,000)	(3,150,133)
Uniform Mortgage Backed Securities 6.5% 3/1/2055	(8,000,000)	(8,240,625)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(25,656,546)

TOTAL TBA SALE COMMITMENTS (Proceeds $25,450,785)		(25,656,546)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Commodity Contracts
CBOT Corn Contracts (United States)	125	May 2025	2,934,375	(7,471)	(7,471)
CBOT HRW Wheat Contracts (United States)	1	Jul 2025	28,463	(2,715)	(2,715)
CBOT Soybean Contracts (United States)	4	May 2025	205,150	(11,384)	(11,384)
CBOT Soybean Oil Contracts (United States)	20	May 2025	529,440	(19,854)	(19,854)
CME Lean Hogs Contracts (United States)	3	Jun 2025	114,030	(12,968)	(12,968)
CME Live Cattle Contracts (United States)	9	Jun 2025	679,590	(12,614)	(12,614)
COMEX Gold 100 oz Contracts (United States)	9	Apr 2025	2,563,650	15,747	15,747
COMEX Silver Contracts (United States)	7	May 2025	1,102,360	(75,161)	(75,161)
EEX Phelix-DE Base Contracts (Germany)	3	Mar 2025	506,763	(62,123)	(62,123)
ICE Brent Crude Contracts (United Kingdom)	12	Apr 2025	867,360	(36,124)	(36,124)
ICE Brent Crude Contracts (United Kingdom)	2	May 2025	143,580	(1,672)	(1,672)
ICE Brent Crude Contracts (United Kingdom)	47	Mar 2025	3,422,070	(97,063)	(97,063)
ICE Canola Contracts (United States)	58	May 2025	522,050	(1,019)	(1,019)
ICE Canola Contracts (United States)	20	Jul 2025	181,953	(544)	(544)
ICE Canola Contracts (United States)	10	Nov 2025	88,682	(274)	(274)
ICE Coal Contracts (United Kingdom)	1	Jun 2025	92,700	(16,550)	(16,550)
ICE Coal Contracts (United Kingdom)	1	May 2025	92,400	(16,050)	(16,050)
ICE Coffee C Contracts (United States)	16	May 2025	2,238,300	315,880	315,880
ICE Cotton No 2 Contracts (United States)	20	May 2025	652,500	(40,290)	(40,290)
ICE Cotton No 2 Contracts (United States)	4	Dec 2025	135,760	(3,415)	(3,415)
ICE Cotton No 2 Contracts (United States)	13	Jul 2025	431,535	(25,398)	(25,398)
ICE ENDEX Natural Gas Contracts (Netherlands)	20	Apr 2025	685,055	(9,644)	(9,644)
ICE Frozen Concentrated Orange Juice Contracts	7	May 2025	316,260	(96,085)	(96,085)
ICE Frozen Concentrated Orange Juice Contracts	1	Jul 2025	45,053	(4,518)	(4,518)
ICE Gas Oil Contracts (United Kingdom)	31	Apr 2025	2,100,250	(65,685)	(65,685)
ICE Gas Oil Contracts (United Kingdom)	5	Jun 2025	331,750	(14,231)	(14,231)
ICE Low Sulphur Gasoil Contracts (United Kingdom)	11	May 2025	736,175	(57,384)	(57,384)
ICE Low Sulphur Gasoil Contracts (United Kingdom)	11	May 2025	736,175	(28,437)	(28,437)
ICE Low Sulphur Gasoil Contracts (United States)	14	Mar 2025	967,050	31,459	31,459
ICE Natural Gas Contracts (United Kingdom)	30	Mar 2025	1,186,791	(125,075)	(125,075)
ICE Robusta Coffee 10-T Contracts (United Kingdom)	19	May 2025	1,012,700	26,467	26,467
ICE Robusta Coffee 10-T Contracts (United Kingdom)	2	Sep 2025	104,560	(2,832)	(2,832)
ICE Robusta Coffee 10-T Contracts (United Kingdom)	10	Jul 2025	529,000	3,408	3,408
ICE WTI Crude Contracts (United Kingdom)	1	Jun 2025	68,380	(3,091)	(3,091)
ICE WTI Crude Contracts (United Kingdom)	6	Mar 2025	418,560	(2,327)	(2,327)
ICE WTI Crude Contracts (United Kingdom)	3	May 2025	206,610	(2,673)	(2,673)
ICE WTI Crude Contracts (United Kingdom)	6	Apr 2025	416,040	(8,137)	(8,137)
ICE White Sugar Contracts (United Kingdom)	8	Apr 2025	213,040	(10,943)	(10,943)
LME Aluminum Contracts (United Kingdom)	32	May 2025	2,085,520	(39,924)	(39,924)
LME Aluminum Contracts (United Kingdom)	36	Apr 2025	2,404,575	104,091	104,091
LME Lead Contracts (United Kingdom)	31	Apr 2025	1,545,187	(9,709)	(9,709)
LME Lead Contracts (United Kingdom)	38	Apr 2025	1,885,769	(208)	(208)
LME Nickel Contracts (United Kingdom)	25	Apr 2025	2,290,358	(41,500)	(41,500)
LME Zinc Contracts (United Kingdom)	7	Apr 2025	488,815	(10,181)	(10,181)
LME Zinc Contracts (United Kingdom)	41	Apr 2025	2,943,657	17,566	17,566
NYMEX Gasoline RBOB Contracts (United States)	1	Aug 2025	88,805	271	271
NYMEX Gasoline RBOB Contracts (United States)	4	Apr 2025	374,069	(9,336)	(9,336)
NYMEX Gasoline RBOB Contracts (United States)	3	May 2025	279,304	2,103	2,103
NYMEX Gasoline RBOB Contracts (United States)	2	Jun 2025	184,195	(3,696)	(3,696)
NYMEX Gasoline RBOB Contracts (United States)	5	Mar 2025	466,683	(4,482)	(4,482)
NYMEX Gasoline RBOB Contracts (United States)	2	Jul 2025	181,432	(3,578)	(3,578)
NYMEX Heating Oil Contracts (United States)	7	May 2025	654,062	(14,453)	(14,453)
NYMEX Heating Oil Contracts (United States)	3	Jun 2025	278,901	(682)	(682)
NYMEX Heating Oil Contracts (United States)	9	Mar 2025	875,070	16,456	16,456
NYMEX NY Harbor ULSD Contracts (United States)	13	Apr 2025	1,234,506	(48,051)	(48,051)
NYMEX NY Harbor ULSD Contracts (United States)	9	Apr 2025	854,658	(13,789)	(13,789)
NYMEX Natural Gas Contracts (United States)	41	Apr 2025	1,597,360	145,350	145,350
NYMEX Palladium Bullion Contracts (United States)	15	Jun 2025	1,367,850	(119,008)	(119,008)
NYMEX WTI Crude Oil Contracts (United States)	55	Mar 2025	3,836,800	(74,643)	(74,643)
NYMEX WTI Crude Oil Contracts (United States)	11	May 2025	757,570	(25,261)	(25,261)
NYMEX WTI Crude Oil Contracts (United States)	5	Jun 2025	341,900	(13,359)	(13,359)
NYMEX WTI Crude Oil Contracts (United States)	20	Apr 2025	1,386,800	(35,137)	(35,137)
SGX Iron Ore Contracts (Singapore)	224	Apr 2025	2,294,656	(62,534)	(62,534)

TOTAL COMMODITY CONTRACTS					(724,484)

Equity Contracts
ASX SPI 200 Index Contracts (Australia)	15	Mar 2025	1,892,215	(54,138)	(54,138)
Borsa Instanbul Bist 30 Index Contracts (Turkey)	80	Feb 2025	236,241	1,923	1,923
CBOE VIX Index Contracts (United States)	84	Apr 2025	1,599,872	51,398	51,398
CBOE VIX Index Contracts (United States)	141	Mar 2025	2,654,903	180,843	180,843
CBOE VIX Index Contracts (United States)	3	Jun 2025	58,650	146	146
CBOE VIX Index Contracts (United States)	22	May 2025	421,331	8,649	8,649
CBOT Dow Jones E-Mini Index Contract (United States)	25	Mar 2025	5,486,125	(4,696)	(4,696)
CME E-mini NASDAQ 100 Index Contracts (United States)	4	Mar 2025	1,673,560	(51,168)	(51,168)
CME E-mini Russell 2000 Index Contracts (United States)	2	Mar 2025	216,530	(12,636)	(12,636)
CME E-mini S&P 500 Index Contracts (United States)	321	Mar 2025	95,710,163	(2,144,417)	(2,144,417)
Eurex DAX Index Contracts (Germany)	40	Mar 2025	23,373,570	2,117,811	2,117,811
Eurex Euro STOXX 50 Index Contracts (Germany)	150	Mar 2025	8,489,673	834,752	834,752
Eurex Euro STOXX Bank Index Contracts (Germany)	155	Mar 2025	1,473,633	275,051	275,051
Eurex Swiss Market Index Contracts (Germany)	127	Mar 2025	18,246,536	1,700,314	1,700,314
Euronext CAC 40 Index Contracts	7	Mar 2025	589,993	(5,936)	(5,936)
FTSE JSE Top 40 Index Contracts (South Africa)	35	Mar 2025	1,478,942	(30,504)	(30,504)
HKEX HSCEI Index Contracts (Hong Kong)	37	Mar 2025	2,010,319	(46,797)	(46,797)
HKEX HSCEI Index Contracts (Hong Kong)	12	Mar 2025	1,771,906	(28,062)	(28,062)
IBEX 35 Index Contracts (Spain)	14	Mar 2025	1,937,979	40,678	40,678
ICE FTSE 100 Index Contracts (United Kingdom)	20	Mar 2025	2,211,514	52,571	52,571
ICE MSCI Emerging Markets Index Contracts (United States)	17	Mar 2025	932,025	8,382	8,382
IDEM FTSE MIB Index Contracts (Italy)	29	Mar 2025	5,823,947	550,343	550,343
JPX TOPIX Index Contracts (Japan)	66	Mar 2025	11,732,554	(277,391)	(277,391)
OMX Stockholm 30 Index Contracts (Sweden)	94	Mar 2025	2,380,971	(14,361)	(14,361)
SGX FTSE China A50 Index Contracts (Singapore)	511	Mar 2025	6,754,909	(37,579)	(37,579)
SGX MSCI SING Index Contracts (Singapore)	189	Mar 2025	5,543,646	(7,710)	(7,710)
Taiwan Ric Capped Price Return Twd Index Contracts (Singapore)	33	Mar 2025	2,468,070	(113,012)	(113,012)
TME S&P/TSX 60 Index Contracts (Canada)	83	Mar 2025	17,568,979	181,632	181,632
WSE WIG20 Index Contracts (Poland)	84	Mar 2025	1,073,582	21,259	21,259

TOTAL EQUITY CONTRACTS					3,197,345

Foreign Exchange Contracts
CME British Pound Contracts (United States)	803	Mar 2025	63,095,725	220,827	220,827
CME Euro/Czech Koruna Cross Contracts (United States)	15	Mar 2025	2,480,055	4,620	4,620
CME Euro/Hungarian Forint Cross Contracts (United States)	50	Mar 2025	3,851,784	104,412	104,412
CME Euro/Norwegian Krone Cross Contracts (United States)	111	Mar 2025	14,403,722	(136,951)	(136,951)
CME Euro/Polish Zloty Cross Contracts (United States)	52	Mar 2025	6,432,068	131,788	131,788
CME Euro/Swedish Krona Cross Contract (United States)	6	Mar 2025	777,716	(18,901)	(18,901)
CME Euro/USD FX Contracts (United States)	33	Mar 2025	4,279,688	(28,420)	(28,420)
CME Japanese Yen Contracts (United States)	23	Mar 2025	1,912,881	68,287	68,287
CME Mexican Peso Contracts (United States)	822	Mar 2025	19,925,280	(5,357)	(5,357)

TOTAL FOREIGN EXCHANGE CONTRACTS					340,305

Interest Rate Contracts
ASX 3 Year Treasury Bond Index Contracts (Australia)	188	Mar 2025	12,407,025	(1,090)	(1,090)
ASX 90 Day Bill Contract (Australia)	39	Sep 2025	23,981,303	4,846	4,846
ASX 90 Day Bill Contract (Australia)	20	Mar 2026	12,301,410	1,348	1,348
ASX 90 Day Bill Contract (Australia)	33	Dec 2025	20,295,839	1,224	1,224
ASX 90 Day Bill Contract (Australia)	48	Jun 2025	29,502,473	(5,032)	(5,032)
ASX 90 Day Bill Contract (Australia)	13	Jun 2026	7,995,917	307	307
CBOT 10 Year US Treasury Notes Contracts (United States)	7	Jun 2025	777,656	1,523	1,523
CBOT 2 Year US Treasury Notes Contracts (United States)	264	Jun 2025	54,639,750	164,630	164,630
CBOT 5 Year US Treasury Notes Contracts (United States)	181	Jun 2025	19,536,688	107,815	107,815
CBOT Ultra 10 Year US Treasury Note Contracts (United States)	15	Jun 2025	1,713,750	36,120	36,120
CME Three-Month SOFR Index Contracts (United States)	17	Sep 2025	4,078,088	(4,439)	(4,439)
CME Three-Month SOFR Index Contracts (United States)	4	Dec 2025	961,750	731	731
CME Three-Month SOFR Index Contracts (United States)	4	Mar 2025	956,375	(4,780)	(4,780)
CME Three-Month SOFR Index Contracts (United States)	4	Jun 2026	963,950	1,719	1,719
CME Three-Month SOFR Index Contracts (United States)	9	Mar 2026	2,167,088	3,141	3,141
Eurex Euro-BTP Contracts (Germany)	329	Mar 2025	41,155,938	(169,694)	(169,694)
Eurex Euro-BTP Contracts (Germany)	164	Jun 2025	20,457,579	(7,554)	(7,554)
Eurex Euro-Bobl Contracts (Germany)	7	Mar 2025	856,125	7,074	7,074
Eurex Euro-Bobl Contracts (Germany)	7	Jun 2025	863,459	183	183
Eurex Euro-Bund Contracts (Germany)	220	Mar 2025	30,396,222	(46,740)	(46,740)
Eurex Euro-Bund Contracts (Germany)	221	Jun 2025	30,312,010	(9,243)	(9,243)
Eurex Euro-Oat Contracts (Germany)	78	Mar 2025	10,078,561	55,851	55,851
Eurex Euro-Oat Contracts (Germany)	39	Jun 2025	5,095,111	(20)	(20)
Eurex Short-Term Euro-BTP Contracts (Germany)	189	Mar 2025	21,107,728	35,199	35,199
Eurex Short-Term Euro-BTP Contracts (Germany)	27	Jun 2025	3,011,188	502	502
ICE GILT Index Contrats (United Kingdom)	159	Jun 2025	18,686,570	140,971	140,971
ICE Three Month EURIBOR Index Contracts (United States)	21	Dec 2025	5,341,250	(368)	(368)
ICE Three Month SONIA Index Contracts (United States)	22	Mar 2026	6,651,398	139	139
OSE JPN 10Y BOND Contracts (Japan)	5	Mar 2025	4,642,442	1,690	1,690
TME 10YR Bond Contracts (Canada)	149	Jun 2025	12,849,995	140,609	140,609
TME 2YR Bond Contracts (Canada)	3	Jun 2025	219,274	578	578
TME 5YR Bond Contracts (Canada)	11	Jun 2025	881,445	4,593	4,593
TME Three Month CORRA Contracts (Canada)	5	Sep 2025	841,930	438	438
TME Three Month CORRA Contracts (Canada)	5	Dec 2025	843,097	581	581
TME Three Month CORRA Contracts (Canada)	4	Sep 2026	675,168	1,428	1,428
TME Three Month CORRA Contracts (Canada)	4	Jun 2026	675,168	991	991
TME Three Month CORRA Contracts (Canada)	6	Mar 2026	1,012,545	1,448	1,448

TOTAL INTEREST RATE CONTRACTS					466,719

TOTAL PURCHASED					3,279,885

Sold

Commodity Contracts
CBOT Corn Contracts (United States)	21	Sep 2025	472,763	8,811	8,811
CBOT Corn Contracts (United States)	70	Dec 2025	1,592,500	(7,858)	(7,858)
CBOT Corn Contracts (United States)	193	May 2025	4,530,675	190,033	190,033
CBOT Corn Contracts (United States)	63	Jul 2025	1,498,613	(7,198)	(7,198)
CBOT Corn Contracts (United States)	5	Mar 2026	116,688	(1,462)	(1,462)
CBOT HRW Wheat Contracts (United States)	27	Jul 2025	768,488	38,399	38,399
CBOT Hard Red Winter Wheat Contracts (United States)	3	Dec 2025	93,525	555	555
CBOT KC HRW Wheat Contracts (United States)	8	Sep 2025	240,200	(1,982)	(1,982)
CBOT KC HRW Wheat Contracts (United States)	32	May 2025	916,800	(20,756)	(20,756)
CBOT KC HRW Wheat Contracts (United States)	166	May 2025	4,755,900	261,588	261,588
CBOT KC HRW Wheat Contracts (United States)	55	Jul 2025	1,611,500	23,854	23,854
CBOT Soybean Contracts (United States)	124	May 2025	6,359,650	119,261	119,261
CBOT Soybean Contracts (United States)	36	Jul 2025	1,872,000	18,225	18,225
CBOT Soybean Meal Contracts (United States)	4	Sep 2025	124,360	2,670	2,670
CBOT Soybean Meal Contracts (United States)	55	May 2025	1,651,100	35,195	35,195
CBOT Soybean Meal Contracts (United States)	63	May 2025	1,891,260	45,947	45,947
CBOT Soybean Meal Contracts (United States)	28	Jul 2025	861,000	18,522	18,522
CBOT Soybean Meal Contracts (United States)	5	Aug 2025	154,800	3,038	3,038
CBOT Soybean Meal Contracts (United States)	4	Oct 2025	124,680	1,400	1,400
CBOT Soybean Oil Contracts (United States)	4	Sep 2025	106,392	482	482
CBOT Soybean Oil Contracts (United States)	69	May 2025	1,826,568	52,440	52,440
CBOT Soybean Oil Contracts (United States)	24	Jul 2025	640,944	18,326	18,326
CBOT Soybean Oil Contracts (United States)	3	Aug 2025	80,046	2,483	2,483
CBOT Soybean Oil Contracts (United States)	6	Oct 2025	158,868	1,689	1,689
CBOT Soybeans Contracts (United States)	3	Sep 2025	153,825	2,555	2,555
CBOT Soybeans Contracts (United States)	3	Aug 2025	155,738	3,468	3,468
CBOT Wheat Contracts (United States)	8	Sep 2025	233,800	8,556	8,556
CBOT Wheat Contracts (United States)	7	Dec 2025	211,575	7,470	7,470
CBOT Wheat Contracts (United States)	9	May 2025	250,088	(697)	(697)
CBOT Wheat Contracts (United States)	80	May 2025	2,223,000	174,432	174,432
CME Cattle Feeder Contracts (United States)	3	Apr 2025	409,500	(4,795)	(4,795)
CME Cattle Feeder Contracts (United States)	1	May 2025	135,563	(2,090)	(2,090)
CME Cattle Feeder Contracts (United States)	1	Mar 2025	137,488	(3,352)	(3,352)
CME Cattle Feeder Contracts (United States)	1	Aug 2025	137,025	(2,777)	(2,777)
CME Lean Hogs Contracts (United States)	20	Jun 2025	760,200	53,742	53,742
CME Lean Hogs Contracts (United States)	105	Apr 2025	3,514,350	227,106	227,106
CME Lean Hogs Contracts (United States)	5	Aug 2025	191,800	10,398	10,398
CME Lean Hogs Contracts (United States)	11	Jul 2025	425,700	26,853	26,853
CME Live Cattle Contracts (United States)	21	Aug 2025	1,578,570	32,549	32,549
CME Live Cattle Contracts (United States)	67	Apr 2025	5,163,020	170,578	170,578
CME Live Cattle Contracts (United States)	39	Jun 2025	2,944,890	33,006	33,006
CME Live Cattle Contracts (United States)	8	Oct 2025	608,480	841	841
COMEX Copper Contracts (United States)	2	May 2025	227,400	(12,081)	(12,081)
COMEX Copper Contracts (United States)	183	May 2025	20,807,100	229,961	229,961
COMEX Copper Contracts (United States)	10	Jul 2025	1,147,875	17,918	17,918
COMEX Gold 100 oz Contracts (United States)	7	Apr 2025	1,993,950	(33,973)	(33,973)
COMEX Silver Contracts (United States)	143	May 2025	22,519,640	936,195	936,195
Euronext Mill Wheat Contracts (France)	62	Sep 2025	740,434	6,834	6,834
Euronext Mill Wheat Contracts (France)	47	Dec 2025	577,143	907	907
Euronext Mill Wheat Contracts (France)	70	May 2025	831,436	21,145	21,145
Euronext Mill Wheat Contracts (France)	186	May 2025	2,209,245	62,936	62,936
Euronext Paris Matif Rapeseed Contracts (France)	1	Jul 2025	25,856	(824)	(824)
Euronext Paris Matif Rapeseed Contracts (France)	1	Oct 2025	25,921	(435)	(435)
Euronext Paris Matif Wheat Contracts (France)	3	Mar 2026	37,500	126	126
Euronext Rapeseed Contracts (France)	4	Apr 2025	110,530	(1,706)	(1,706)
ICE Coal Contracts (United Kingdom)	4	Apr 2025	370,600	75,062	75,062
ICE Coal Contracts (United Kingdom)	5	Jun 2025	463,500	98,380	98,380
ICE Coal Contracts (United Kingdom)	5	May 2025	462,000	98,180	98,180
ICE Cocoa Contracts (United Kingdom)	2	Mar 2025	181,012	40,583	40,583
ICE Cocoa Contracts (United Kingdom)	2	May 2025	184,710	3,181	3,181
ICE Cocoa Contracts (United Kingdom)	4	May 2025	369,420	45,191	45,191
ICE Cocoa Contracts (United Kingdom)	2	Jul 2025	182,345	7,477	7,477
ICE Cocoa Contracts (United States)	9	May 2025	821,160	133,757	133,757
ICE Cocoa Contracts (United States)	4	Jul 2025	359,640	27,150	27,150
ICE Coffee C Contracts (United States)	14	May 2025	1,958,513	37,971	37,971
ICE Coffee Contracts (United States)	7	Jul 2025	957,469	69,939	69,939
ICE Cotton No 2 Contracts (United States)	65	May 2025	2,120,625	122,534	122,534
ICE ENDEX Carbon Emission Contracts (Netherlands)	3	Dec 2025	220,956	2,516	2,516
ICE ENDEX Carbon Emission Contracts (Netherlands)	4	Dec 2025	294,607	42,659	42,659
ICE ENDEX Natural Gas Contracts (Netherlands)	50	Mar 2025	1,655,113	213,098	213,098
ICE ENDEX Natural Gas Contracts (Netherlands)	10	Apr 2025	342,527	69,896	69,896
ICE ENDEX Natural Gas Contracts (Netherlands)	10	May 2025	332,434	27,643	27,643
ICE Low Sulphur Gasoil Contracts (United States)	1	Mar 2025	69,075	(2,026)	(2,026)
ICE Natural Gas Contracts (United Kingdom)	5	Mar 2025	197,798	5,966	5,966
ICE Robusta Coffee 10-T Contracts (United Kingdom)	2	May 2025	106,600	5,351	5,351
ICE Sugar Contracts (United States)	3	Sep 2025	61,757	205	205
ICE Sugar No 11 Contracts (United States)	2	Apr 2025	41,485	(697)	(697)
ICE Sugar No 11 Contracts (United States)	193	Apr 2025	4,003,283	161,960	161,960
ICE Sugar No 11 Contracts (United States)	49	Jun 2025	994,426	43,590	43,590
ICE White Sugar Contracts (United Kingdom)	50	Apr 2025	1,331,500	(34,564)	(34,564)
ICE White Sugar Contracts (United Kingdom)	4	Sep 2025	101,140	930	930
ICE White Sugar Contracts (United Kingdom)	13	Jul 2025	334,360	1,915	1,915
LME Aluminum Contracts (United Kingdom)	36	Apr 2025	2,404,575	(28,042)	(28,042)
LME Lead Contracts (United Kingdom)	38	Apr 2025	1,885,769	(31,098)	(31,098)
LME Lead Contracts (United Kingdom)	38	May 2025	1,894,101	3,863	3,863
LME Nickel Contracts (United Kingdom)	18	May 2025	1,666,161	(1,702)	(1,702)
LME Nickel Contracts (United Kingdom)	25	Apr 2025	2,290,358	30,621	30,621
LME Zinc Contracts (United Kingdom)	23	May 2025	1,606,107	52,653	52,653
LME Zinc Contracts (United Kingdom)	41	Apr 2025	2,943,657	(36,924)	(36,924)
NYMEX Gasoline Contracts (United States)	41	Mar 2025	1,571,940	(6,311)	(6,311)
NYMEX Gasoline Contracts (United States)	8	May 2025	323,520	(4,256)	(4,256)
NYMEX Natural Gas Contracts (United States)	7	Jun 2025	294,630	(2,674)	(2,674)
NYMEX Natural Gas Contracts (United States)	6	Aug 2025	253,440	8,688	8,688
NYMEX Natural Gas Contracts (United States)	20	Apr 2025	779,200	871	871
NYMEX Natural Gas Contracts (United States)	4	Jul 2025	170,240	22	22
NYMEX Palladium Bullion Contracts (United States)	8	Jun 2025	729,520	1,639	1,639

TOTAL COMMODITY CONTRACTS					4,053,705

Equity Contracts
ASX SPI 200 Index Contracts (Australia)	4	Mar 2025	504,591	14,223	14,223
BIST 30 Index Contracts (Turkey)	409	Apr 2025	1,264,170	(27,918)	(27,918)
CME E-mini NASDAQ 100 Index Contracts (United States)	31	Mar 2025	12,970,090	392,094	392,094
CME E-mini Russell 2000 Index Contracts (United States)	282	Mar 2025	30,530,730	2,647,902	2,647,902
CME E-mini S&P MidCap 400 Index Contracts (United States)	8	Mar 2025	2,479,760	152,331	152,331
Euronext CAC 40 Index Contracts	30	Mar 2025	2,528,541	23,564	23,564
FTSE JSE Top 40 Index Contracts (South Africa)	91	Mar 2025	3,845,249	(5,905)	(5,905)
HKEX HSCEI Index Contracts (Hong Kong)	59	Mar 2025	3,205,644	53,767	53,767
HKEX HSCEI Index Contracts (Hong Kong)	80	Mar 2025	11,812,705	126,905	126,905
IBEX 35 Index Contracts (Spain)	75	Mar 2025	10,382,032	(191,673)	(191,673)
ICE FTSE 100 Index Contracts (United Kingdom)	29	Mar 2025	3,206,695	(158,637)	(158,637)
NSE IFSC NIFTY 50 Index Contracts (India)	100	Mar 2025	4,454,000	88,709	88,709
OSE Nikkei 225 Index Contracts (Japan)	33	Mar 2025	8,135,184	384,383	384,383
OSE Nikkei 225 Index Contracts (Japan)	340	Mar 2025	8,381,704	400,549	400,549
SGX Nifty 225 Index Contracts (Singapore)	19	Mar 2025	2,343,525	112,243	112,243
Taiwan Ric Capped Price Return Twd Index Contracts (Singapore)	43	Mar 2025	3,215,970	119,543	119,543

TOTAL EQUITY CONTRACTS					4,132,080

Foreign Exchange Contracts
CME Canadian Dollar Contracts (United States)	1,302	Mar 2025	90,104,910	1,639,306	1,639,306
CME Israeli Shekel Contracts (United States)	17	Mar 2025	4,706,280	75,291	75,291
CME New Zealand Dollar Contracts (United States)	188	Mar 2025	10,508,260	307,858	307,858
CME South African Rand Contracts (United States)	150	Mar 2025	4,005,000	156,935	156,935
CME Swiss Franc Contracts (United States)	474	Mar 2025	65,687,513	1,384,027	1,384,027

TOTAL FOREIGN EXCHANGE CONTRACTS					3,563,417

Interest Rate Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	203	Mar 2025	14,299,837	43,562	43,562
ASX 3 Year Treasury Bond Index Contracts (Australia)	5	Mar 2025	329,974	(964)	(964)
CBOT 5 Year US Treasury Notes Contracts (United States)	31	Jun 2025	3,346,063	(26,439)	(26,439)
CBOT US Treasury Long Term Bond Contracts (United States)	49	Jun 2025	6,082,125	(89,711)	(89,711)
CBOT US Treasury Long Term Note Contracts (United States)	171	Jun 2025	20,194,031	(204,392)	(204,392)
CME Three-Month SOFR Index Contracts (United States)	201	Sep 2026	48,458,588	(95,367)	(95,367)
CME Three-Month SOFR Index Contracts (United States)	170	Sep 2025	40,780,875	43,151	43,151
CME Three-Month SOFR Index Contracts (United States)	172	Dec 2025	41,355,250	(31,260)	(31,260)
CME Three-Month SOFR Index Contracts (United States)	208	Jun 2026	50,125,400	(95,436)	(95,436)
CME Three-Month SOFR Index Contracts (United States)	260	Mar 2026	62,604,750	(103,233)	(103,233)
CME Three-Month SOFR Index Contracts (United States)	158	Dec 2026	38,095,775	(71,512)	(71,512)
CME Three-Month SOFR Index Contracts (United States)	98	Jun 2027	23,625,350	(39,979)	(39,979)
CME Three-Month SOFR Index Contracts (United States)	176	Mar 2027	42,433,600	(75,726)	(75,726)
Eurex Deutschland German Federal Republic Contracts (Germany)	24	Mar 2025	3,231,553	272,404	272,404
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	24	Jun 2025	3,224,582	(261)	(261)
Eurex Euro-Oat Contracts (Germany)	3	Mar 2025	387,637	(4,305)	(4,305)
Eurex Euro-Schatz Contracts (Germany)	194	Mar 2025	21,519,224	33,530	33,530
Eurex Euro-Schatz Contracts (Germany)	581	Jun 2025	64,519,073	(34,756)	(34,756)
ICE Three Month EURIBOR Index Contracts (United States)	285	Sep 2025	72,440,355	(37,602)	(37,602)
ICE Three Month EURIBOR Index Contracts (United States)	159	Sep 2026	40,432,649	(58,041)	(58,041)
ICE Three Month EURIBOR Index Contracts (United States)	201	Jun 2026	51,126,002	(64,456)	(64,456)
ICE Three Month EURIBOR Index Contracts (United States)	192	Mar 2026	48,841,758	(51,774)	(51,774)
ICE Three Month EURIBOR Index Contracts (United States)	306	Dec 2025	77,829,648	(59,248)	(59,248)
ICE Three Month EURIBOR Index Contracts (United States)	303	Jun 2025	76,909,454	(16,859)	(16,859)
ICE Three Month SONIA Index Contracts (United States)	36	Sep 2025	10,852,973	15,663	15,663
ICE Three Month SONIA Index Contracts (United States)	25	Dec 2025	7,550,545	23,286	23,286
ICE Three Month SONIA Index Contracts (United States)	26	Jun 2026	7,864,013	(6,039)	(6,039)
ICE Three-Month EURIBOR Index Contracts (United States)	151	Dec 2026	38,384,595	(54,649)	(54,649)
ICE Three-Month EURIBOR Index Contracts (United States)	64	Mar 2027	16,262,328	(22,916)	(22,916)
ICE Three Month SONIA Index Contracts (United States)	39	Mar 2026	11,791,114	50,497	50,497

TOTAL INTEREST RATE CONTRACTS					(762,832)

TOTAL SOLD					10,986,370

TOTAL FUTURES CONTRACTS					14,266,255
The notional amount of futures purchased as a percentage of Net Assets is 29.4%
The notional amount of futures sold as a percentage of Net Assets is 45.4%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	1,471,000	USD	938,330	BNP Paribas SA	3/04/25	(25,575)
AUD	3,247,000	USD	2,019,050	Barclays Bank PLC	3/04/25	(4,286)
AUD	8,300,000	USD	5,301,137	Morgan Stanley	3/04/25	(150,987)
AUD	7,200,000	USD	4,505,090	BNP Paribas SA	3/19/25	(36,961)
AUD	244,566	USD	155,632	BNP Paribas SA	3/19/25	(3,861)
AUD	1,346,789	USD	856,097	BNP Paribas SA	3/19/25	(20,316)
AUD	1,008,645	USD	642,193	BNP Paribas SA	3/19/25	(16,254)
BRL	17,569,668	USD	3,083,480	Goldman Sachs Bank USA	3/06/25	(100,769)
BRL	1,848,162	USD	300,000	BNP Paribas SA	3/19/25	12,764
BRL	1,194,667	USD	200,000	BNP Paribas SA	3/19/25	2,173
BRL	12,469,265	USD	2,100,000	BNP Paribas SA	3/19/25	10,172
BRL	8,311,173	USD	1,400,000	BNP Paribas SA	3/19/25	6,499
BRL	9,766,998	USD	1,600,000	BNP Paribas SA	3/19/25	52,868
BRL	1,828,253	USD	300,000	Citibank NA	3/19/25	9,395
BRL	3,129,000	USD	500,000	JPMorgan Chase Bank NA	3/19/25	29,520
BRL	1,194,280	USD	200,000	JPMorgan Chase Bank NA	3/19/25	2,108
BRL	4,666,296	USD	800,000	JPMorgan Chase Bank NA	3/19/25	(10,323)
BRL	1,879,524	USD	300,000	JPMorgan Chase Bank NA	3/19/25	18,072
BRL	200,000	USD	32,468	Goldman Sachs Bank USA	4/02/25	1,263
CAD	122,000	USD	85,196	Bank of America NA	3/04/25	(869)
CAD	12,500,000	USD	8,815,404	Deutsche Bank AG	3/04/25	(175,349)
CAD	3,767,526	USD	2,643,354	Morgan Stanley	3/04/25	(39,223)
CAD	9,206,540	USD	6,460,000	BNP Paribas SA	3/19/25	(92,069)
CAD	4,460,634	USD	3,140,000	BNP Paribas SA	3/19/25	(54,692)
CHF	7,517,825	USD	8,360,019	Deutsche Bank AG	3/04/25	(34,171)
CHF	5,736,275	USD	6,400,000	BNP Paribas SA	3/19/25	(35,784)
CHF	360,699	USD	400,000	State Street Bank & Trust Co	3/19/25	184
CHF	18,000	USD	20,029	JPMorgan Chase Bank NA	4/02/25	(25)
CLP	950,498,550	USD	999,000	Barclays Bank PLC	3/19/25	(9,062)
CLP	8,862,750	USD	9,000	Goldman Sachs Bank USA	3/19/25	230
CLP	575,400,000	USD	600,000	JPMorgan Chase Bank NA	3/19/25	(725)
CLP	404,157,500	USD	410,000	JPMorgan Chase Bank NA	3/19/25	10,927
CLP	529,595,000	USD	550,000	JPMorgan Chase Bank NA	3/19/25	1,569
CLP	433,485,000	USD	450,000	JPMorgan Chase Bank NA	3/19/25	1,472
CLP	320,419,600	USD	337,000	State Street Bank & Trust Co	3/19/25	(3,285)
CLP	966,088,800	USD	981,000	State Street Bank & Trust Co	3/19/25	25,175
CLP	1,585,126,400	USD	1,664,000	State Street Bank & Trust Co	3/19/25	(13,102)
CNY	36,129,865	USD	5,000,000	Goldman Sachs Bank USA	3/19/25	(34,232)
CNY	1,766,310	USD	243,461	JPMorgan Chase Bank NA	5/12/25	221
CNY	1,782,146	USD	246,425	JPMorgan Chase Bank NA	5/12/25	(558)
COP	2,237,225,000	USD	545,000	BNP Paribas SA	3/19/25	(7,520)
COP	2,112,005,000	USD	500,000	Bank of America NA	3/19/25	7,397
COP	1,725,604,000	USD	400,000	Barclays Bank PLC	3/19/25	14,566
COP	4,500,060,000	USD	1,074,000	Citibank NA	3/19/25	7,112
COP	1,314,900,000	USD	300,000	Citibank NA	3/19/25	15,897
COP	872,200,000	USD	200,000	Citibank NA	3/19/25	9,541
COP	4,964,600,000	USD	1,205,000	Citibank NA	3/19/25	(12,285)
COP	2,871,740,000	USD	695,000	Citibank NA	3/19/25	(5,082)
COP	1,798,797,000	USD	429,000	Goldman Sachs Bank USA	3/19/25	3,150
COP	2,280,495,000	USD	555,000	JPMorgan Chase Bank NA	3/19/25	(7,125)
COP	3,769,642,500	USD	897,000	State Street Bank & Trust Co	3/19/25	8,634
COP	2,194,000,000	USD	500,000	State Street Bank & Trust Co	3/19/25	27,095
COP	2,181,500,000	USD	500,000	State Street Bank & Trust Co	3/19/25	24,092
CZK	21,960,473	USD	920,000	BNP Paribas SA	3/19/25	(11,680)
CZK	6,681,491	USD	280,000	JPMorgan Chase Bank NA	3/19/25	(3,643)
EUR	95,000	USD	98,651	BNP Paribas SA	3/04/25	(102)
EUR	4,250,000	USD	4,454,972	Bank of America NA	3/04/25	(46,234)
EUR	66,000	USD	69,095	Barclays Bank PLC	3/04/25	(629)
EUR	84,000	USD	87,613	Barclays Bank PLC	3/04/25	(475)
EUR	71,000	USD	74,092	Barclays Bank PLC	3/04/25	(440)
EUR	595,633	USD	623,926	Deutsche Bank AG	3/04/25	(6,046)
EUR	53,000	USD	54,808	JPMorgan Chase Bank NA	3/04/25	172
EUR	4,250,000	USD	4,445,723	JPMorgan Chase Bank NA	3/19/25	(33,518)
EUR	1,117,633	USD	1,170,209	BNP Paribas SA	3/04/25	(10,832)
EUR	180,000	USD	187,655	NatWest Markets PLC	3/04/25	(932)
EUR	60,000	USD	62,967	Bank of America NA	3/04/25	(726)
EUR	50,000	USD	52,376	BNP Paribas SA	3/04/25	(508)
EUR	76,000	USD	79,283	Bank of America NA	3/04/25	(445)
EUR	84,000	USD	87,490	Barclays Bank PLC	4/02/25	(220)
EUR	38,000	USD	39,562	JPMorgan Chase Bank NA	3/04/25	(143)
EUR	56,000	USD	58,195	JPMorgan Chase Bank NA	3/04/25	(104)
EUR	6,000	USD	6,285	Bank of America NA	3/04/25	(61)
EUR	21,000	USD	21,872	Barclays Bank PLC	4/02/25	(54)
EUR	4,000	USD	4,190	JPMorgan Chase Bank NA	3/04/25	(40)
EUR	31,000	USD	32,151	Barclays Bank PLC	3/04/25	7
EUR	51,000	USD	52,740	Barclays Bank PLC	3/04/25	165
EUR	79,000	USD	81,607	Bank of America NA	3/04/25	343
EUR	114,000	USD	116,882	BNP Paribas SA	3/04/25	1,376
GBP	73,000	USD	90,236	BNP Paribas SA	3/04/25	1,590
GBP	9,789,075	USD	12,404,716	Morgan Stanley	3/04/25	(91,038)
GBP	562,500	USD	696,945	BNP Paribas SA	3/19/25	10,600
GBP	5,750,000	USD	7,259,617	BNP Paribas SA	3/19/25	(26,933)
GBP	2,500,000	USD	3,163,647	BNP Paribas SA	3/19/25	(19,002)
GBP	437,500	USD	544,046	Canadian Imperial Bank of Commerce	3/19/25	6,267
GBP	900,000	USD	1,095,572	Canadian Imperial Bank of Commerce	3/19/25	36,500
GBP	1,391,000	USD	1,760,759	State Street Bank & Trust Co	4/02/25	(11,133)
GBP	57,000	USD	71,849	JPMorgan Chase Bank NA	3/04/25	(149)
GBP	65,000	USD	81,856	JPMorgan Chase Bank NA	4/02/25	(98)
GBP	9,000	USD	11,364	Bank of America NA	3/04/25	(43)
GBP	23,000	USD	28,952	Citibank NA	3/04/25	(20)
GBP	6,000	USD	7,437	BNP Paribas SA	3/04/25	110
GBP	13,000	USD	16,187	Bank of America NA	3/04/25	165
GBP	12,000	USD	14,894	Citibank NA	3/04/25	201
GBP	18,000	USD	22,343	Barclays Bank PLC	3/04/25	300
GBP	43,000	USD	53,153	BNP Paribas SA	3/04/25	937
GBP	34,000	USD	41,827	Citibank NA	3/04/25	941
GBP	1,563,000	USD	1,943,717	Citibank NA	3/04/25	22,381
HKD	1,142,000	USD	147,100	Morgan Stanley	5/19/25	(55)
HKD	986,000	USD	126,966	UBS AG	5/19/25	(8)
HUF	102,606,335	USD	269,000	BNP Paribas SA	3/19/25	(5,067)
HUF	3,063	USD	8	BNP Paribas SA	3/19/25	0
HUF	891,364,226	USD	2,286,962	BNP Paribas SA	3/19/25	5,885
HUF	240,666,012	USD	631,000	BNP Paribas SA	3/19/25	(11,937)
HUF	3,912,447	USD	10,000	BNP Paribas SA	3/19/25	64
HUF	420,263,597	USD	1,097,627	Bank of America NA	3/19/25	(16,587)
HUF	590,968,775	USD	1,513,035	Bank of America NA	3/19/25	7,108
HUF	4,844,834	USD	12,554	Citibank NA	3/19/25	(91)
HUF	77,500,701	USD	202,365	JPMorgan Chase Bank NA	3/19/25	(3,011)
HUF	115,033,278	USD	294,587	JPMorgan Chase Bank NA	3/19/25	1,312
HUF	936,450,781	USD	2,395,413	JPMorgan Chase Bank NA	3/19/25	13,410
HUF	28,601,000	USD	73,622	Morgan Stanley	3/19/25	(52)
HUF	16,589,000	USD	43,035	Morgan Stanley	3/19/25	(363)
HUF	486,522,876	USD	1,200,000	State Street Bank & Trust Co	3/19/25	51,478
HUF	1,168	USD	3	Bank of America NA	3/19/25	0
IDR	10,533,120,025	USD	643,134	BNP Paribas SA	3/05/25	(7,860)
IDR	884,927,823	USD	54,026	Citibank NA	3/05/25	(654)
IDR	12,827,350,965	USD	791,934	Citibank NA	3/05/25	(18,291)
IDR	368,812,948	USD	22,569	Goldman Sachs Bank USA	3/05/25	(325)
IDR	1,012,539,748	USD	62,318	BNP Paribas SA	3/12/25	(1,266)
IDR	1,013,143,717	USD	62,299	BNP Paribas SA	3/12/25	(1,210)
IDR	1,965,588,245	USD	120,193	Citibank NA	3/12/25	(1,676)
IDR	8,193,795,000	USD	500,000	Canadian Imperial Bank of Commerce	3/19/25	(6,070)
IDR	10,260,889,792	USD	629,348	BNP Paribas SA	4/09/25	(11,253)
IDR	13,591,951,027	USD	828,058	Citibank NA	4/09/25	(9,306)
IDR	835,846,956	USD	50,898	JPMorgan Chase Bank NA	4/09/25	(548)
IDR	1,806,780,233	USD	109,836	BNP Paribas SA	4/16/25	(1,023)
IDR	1,289,697,896	USD	77,669	Deutsche Bank AG	4/16/25	3
IDR	910,296,112	USD	55,096	Goldman Sachs Bank USA	4/16/25	(273)
ILS	3,315,000	USD	926,484	BNP Paribas SA	3/17/25	(7,584)
ILS	2,196,000	USD	611,450	BNP Paribas SA	3/17/25	(2,731)
ILS	20,000	USD	5,541	Barclays Bank PLC	3/17/25	3
ILS	5,667,224	USD	1,591,291	Barclays Bank PLC	3/17/25	(20,367)
ILS	3,399,855	USD	954,774	Barclays Bank PLC	3/17/25	(12,353)
ILS	33,000	USD	9,065	Morgan Stanley	3/17/25	82
ILS	3,925,493	USD	1,100,000	BNP Paribas SA	3/19/25	(11,836)
ILS	2,144,898	USD	600,000	BNP Paribas SA	3/19/25	(5,425)
ILS	2,148,365	USD	600,000	Bank of America NA	3/19/25	(4,464)
INR	102,471,000	USD	1,200,000	Citibank NA	3/19/25	(29,136)
JPY	146,702,335	USD	973,505	Barclays Bank PLC	3/04/25	1,035
JPY	22,200,000	USD	146,641	JPMorgan Chase Bank NA	3/04/25	833
JPY	138,425,557	USD	925,552	JPMorgan Chase Bank NA	3/04/25	(5,995)
JPY	126,902,330	USD	850,096	UBS AG	3/04/25	(7,087)
JPY	347,419,213	USD	2,300,000	BNP Paribas SA	3/19/25	11,990
JPY	163,160,136	USD	1,080,000	Barclays Bank PLC	3/19/25	5,791
JPY	149,247,260	USD	1,000,000	JPMorgan Chase Bank NA	3/19/25	(6,796)
JPY	577,066,504	USD	3,820,000	JPMorgan Chase Bank NA	3/19/25	20,236
JPY	77,234,770	USD	500,000	State Street Bank & Trust Co	3/19/25	13,978
KRW	514,962,524	USD	358,609	Citibank NA	3/12/25	(6,104)
KRW	359,095,918	USD	249,858	Deutsche Bank AG	3/12/25	(4,048)
KRW	280,744,361	USD	196,311	Deutsche Bank AG	3/19/25	(4,058)
KRW	2,310,326,400	USD	1,600,000	JPMorgan Chase Bank NA	3/19/25	(17,891)
MXN	45,037,212	USD	2,200,000	BNP Paribas SA	3/19/25	(13,775)
MXN	22,520,322	USD	1,100,000	JPMorgan Chase Bank NA	3/19/25	(6,804)
MYR	1,906,871	USD	430,780	Barclays Bank PLC	3/19/25	(3,251)
MYR	1,139,668	USD	254,333	Barclays Bank PLC	3/19/25	1,185
MYR	1,521,887	USD	342,093	Goldman Sachs Bank USA	3/19/25	(879)
MYR	1,054,951	USD	236,563	Morgan Stanley	3/19/25	(38)
MYR	3,528,800	USD	800,000	Morgan Stanley	3/19/25	(8,827)
NOK	5,328,746	USD	477,079	Bank of America NA	3/04/25	(3,972)
NOK	49,188,979	USD	4,413,143	Barclays Bank PLC	3/04/25	(45,952)
NOK	621,593	USD	55,100	Barclays Bank PLC	3/04/25	88
NOK	13,195,309	USD	1,183,893	BNP Paribas SA	3/19/25	(12,352)
NOK	43,786,618	USD	3,900,000	BNP Paribas SA	3/19/25	(12,419)
NOK	1,545,231	USD	138,703	Barclays Bank PLC	3/19/25	(1,510)
NOK	1,545,164	USD	138,702	Citibank NA	3/19/25	(1,515)
NOK	1,545,174	USD	138,702	Citibank NA	3/19/25	(1,514)
NZD	9,800,000	USD	5,647,147	Bank of America NA	3/04/25	(162,577)
NZD	2,600,000	USD	1,484,340	Deutsche Bank AG	3/04/25	(29,250)
NZD	1,100,000	USD	622,678	BNP Paribas SA	3/19/25	(6,904)
NZD	700,000	USD	396,441	BNP Paribas SA	3/19/25	(4,585)
NZD	9,500,000	USD	5,421,090	BNP Paribas SA	3/19/25	(103,042)
PEN	557,217	USD	149,870	Citibank NA	3/12/25	1,350
PEN	7,050,900	USD	1,900,000	Citibank NA	3/19/25	13,146
PEN	5,619,281	USD	1,499,395	Citibank NA	3/19/25	25,305
PEN	4,580,121	USD	1,228,409	Citibank NA	3/19/25	14,332
PEN	4,800,900	USD	1,300,000	Goldman Sachs Bank USA	3/19/25	2,646
PEN	1,204,580	USD	324,034	State Street Bank & Trust Co	3/19/25	2,809
PEN	4,111,800	USD	1,100,000	State Street Bank & Trust Co	3/19/25	15,670
PEN	1,235,064	USD	335,880	Citibank NA	6/18/25	(1,392)
PHP	58,170,000	USD	1,000,000	Citibank NA	3/19/25	3,178
PLN	385,000	USD	96,317	JPMorgan Chase Bank NA	3/03/25	(1,141)
PLN	808,598	USD	199,490	Barclays Bank PLC	3/17/25	304
PLN	166,000	USD	41,512	Barclays Bank PLC	3/17/25	(495)
PLN	24,000	USD	6,005	Barclays Bank PLC	3/17/25	(75)
PLN	1,870,443	USD	460,202	BNP Paribas SA	3/19/25	1,925
PLN	6,343,426	USD	1,600,000	BNP Paribas SA	3/19/25	(32,743)
PLN	7,872,761	USD	1,939,798	BNP Paribas SA	3/19/25	5,309
PLN	5,208,035	USD	1,300,000	BNP Paribas SA	3/19/25	(13,261)
PLN	5,449,049	USD	1,300,000	Citibank NA	3/19/25	46,286
PLN	7,236,285	USD	1,800,000	JPMorgan Chase Bank NA	3/19/25	(12,145)
PLN	774,757	USD	192,306	BNP Paribas SA	3/24/25	(925)
PLN	801,620	USD	199,603	Goldman Sachs Bank USA	3/24/25	(1,586)
SEK	535,000	USD	49,930	Barclays Bank PLC	3/04/25	(241)
SEK	73,088,986	USD	6,833,325	UBS AG	3/04/25	(45,147)
SEK	8,486,680	USD	800,000	BNP Paribas SA	3/19/25	(11,041)
SEK	13,876,521	USD	1,300,000	BNP Paribas SA	3/19/25	(9,978)
SEK	31,483,896	USD	2,887,045	Barclays Bank PLC	3/19/25	39,835
SEK	21,968,784	USD	2,012,955	JPMorgan Chase Bank NA	3/19/25	29,359
SEK	5,553,636	USD	500,000	Morgan Stanley	3/19/25	16,290
SGD	102,275	USD	76,416	Deutsche Bank AG	3/04/25	(738)
SGD	396,704	USD	295,827	Deutsche Bank AG	3/04/25	(2,287)
SGD	145,387	USD	107,782	Deutsche Bank AG	3/04/25	(203)
SGD	128,000	USD	95,336	Goldman Sachs Bank USA	3/04/25	(623)
SGD	534,446	USD	399,616	JPMorgan Chase Bank NA	3/04/25	(4,155)
SGD	1,906,862	USD	1,422,713	Morgan Stanley	3/04/25	(11,738)
SGD	2,415,897	USD	1,800,000	BNP Paribas SA	3/19/25	(11,017)
SGD	1,333,135	USD	1,000,000	Barclays Bank PLC	3/19/25	(12,807)
THB	30,693,690	USD	900,000	Barclays Bank PLC	3/19/25	(3,934)
THB	172,616	USD	5,144	Citibank NA	5/19/25	(83)
THB	113,540,809	USD	3,384,620	Citibank NA	5/19/25	(55,881)
TRY	3,030,564	USD	83,001	BNP Paribas SA	3/03/25	63
TRY	373,455	USD	9,794	Barclays Bank PLC	3/03/25	442
TRY	738,391	USD	20,223	Barclays Bank PLC	3/03/25	16
TRY	40,990	USD	1,123	JPMorgan Chase Bank NA	3/03/25	1
TRY	1,339,179	USD	36,680	JPMorgan Chase Bank NA	3/03/25	25
TRY	1,404,510	USD	36,504	Barclays Bank PLC	3/19/25	1,466
TRY	1,151,419	USD	30,877	JPMorgan Chase Bank NA	3/20/25	221
TRY	1,339,373	USD	34,826	Barclays Bank PLC	4/09/25	684
TRY	1,442,849	USD	37,395	Barclays Bank PLC	4/15/25	647
TRY	1,790,411	USD	46,482	Barclays Bank PLC	4/24/25	329
TRY	1,530,863	USD	34,444	JPMorgan Chase Bank NA	5/08/25	5,067
TRY	2,039,519	USD	52,335	Barclays Bank PLC	5/12/25	115
TRY	886,133	USD	22,654	Barclays Bank PLC	5/13/25	114
TRY	2,833,963	USD	71,958	Barclays Bank PLC	5/22/25	265
TRY	564,602	USD	14,340	JPMorgan Chase Bank NA	5/27/25	(17)
TRY	675,381	USD	16,666	Barclays Bank PLC	6/24/25	70
TWD	7,144,521	USD	219,016	BNP Paribas SA	4/25/25	(1,055)
TWD	7,960,938	USD	243,424	BNP Paribas SA	4/25/25	(557)
TWD	7,305,615	USD	223,345	Citibank NA	4/25/25	(470)
TWD	8,138,834	USD	248,894	Citibank NA	4/25/25	(600)
TWD	7,296,818	USD	223,315	Citibank NA	4/25/25	(708)
TWD	7,266,295	USD	222,483	JPMorgan Chase Bank NA	4/25/25	(807)
TWD	8,016,924	USD	245,016	JPMorgan Chase Bank NA	4/25/25	(441)
USD	643,095	AUD	1,033,000	Deutsche Bank AG	3/04/25	2,119
USD	7,485,088	AUD	11,985,000	Morgan Stanley	3/04/25	48,395
USD	922,271	AUD	1,500,000	BNP Paribas SA	3/19/25	(8,590)
USD	5,301,735	AUD	8,300,000	Morgan Stanley	3/19/25	150,975
USD	2,019,503	AUD	3,247,000	Barclays Bank PLC	4/02/25	4,278
USD	5,219	BRL	30,526	Goldman Sachs Bank USA	3/06/25	37
USD	2,945,181	BRL	17,539,142	Goldman Sachs Bank USA	3/06/25	(32,347)
USD	200,000	BRL	1,162,064	BNP Paribas SA	3/19/25	3,344
USD	200,000	BRL	1,162,524	Citibank NA	3/19/25	3,266
USD	133,334	BRL	762,258	Citibank NA	3/19/25	4,337
USD	133,333	BRL	762,228	Citibank NA	3/19/25	4,341
USD	133,333	BRL	762,015	Citibank NA	3/19/25	4,377
USD	600,000	BRL	3,699,180	Goldman Sachs Bank USA	3/19/25	(26,012)
USD	400,000	BRL	2,435,752	JPMorgan Chase Bank NA	3/19/25	(12,202)
USD	162,167	BRL	900,000	Goldman Sachs Bank USA	4/02/25	10,378
USD	214,656	BRL	1,200,000	Goldman Sachs Bank USA	4/02/25	12,272
USD	108,061	BRL	600,000	Goldman Sachs Bank USA	4/02/25	6,869
USD	196,188	BRL	1,100,000	Goldman Sachs Bank USA	4/02/25	10,669
USD	107,311	BRL	600,000	Goldman Sachs Bank USA	4/02/25	6,119
USD	90,358	BRL	500,000	Goldman Sachs Bank USA	4/02/25	6,031
USD	3,083,480	BRL	17,668,340	Goldman Sachs Bank USA	4/02/25	103,646
USD	31,121	BRL	200,000	Goldman Sachs Bank USA	10/02/25	(1,470)
USD	29,117	CAD	42,200	Bank of America NA	3/04/25	(52)
USD	76,319	CAD	109,000	Barclays Bank PLC	3/04/25	977
USD	11,310,865	CAD	16,242,073	JPMorgan Chase Bank NA	3/04/25	84,272
USD	8,820,929	CAD	12,500,000	Deutsche Bank AG	3/19/25	174,995
USD	600,000	CAD	844,137	UBS AG	3/19/25	16,132
USD	2,643,354	CAD	3,762,770	Morgan Stanley	4/02/25	39,090
USD	8,303,339	CHF	7,499,773	Bank of America NA	3/04/25	(2,518)
USD	20,029	CHF	18,060	JPMorgan Chase Bank NA	3/04/25	27
USD	500,000	CHF	454,936	Goldman Sachs Bank USA	3/19/25	(4,737)
USD	8,360,019	CHF	7,492,806	Deutsche Bank AG	4/02/25	33,090
USD	4,074,532	CLP	3,902,057,060	Citibank NA	3/14/25	10,216
USD	500,000	CLP	496,690,000	Bank of America NA	3/19/25	(17,299)
USD	1,100,000	CNY	8,000,292	Barclays Bank PLC	3/19/25	422
USD	1,187,980	CNY	8,597,352	BNP Paribas SA	5/12/25	1,879
USD	214,481	CNY	1,560,650	BNP Paribas SA	5/12/25	(828)
USD	214,020	CNY	1,552,522	BNP Paribas SA	5/12/25	(168)
USD	240,770	CNY	1,755,424	BNP Paribas SA	5/12/25	(1,410)
USD	245,713	CNY	1,798,570	Bank of America NA	5/12/25	(2,420)
USD	238,780	CNY	1,748,825	Goldman Sachs Bank USA	5/12/25	(2,490)
USD	255,906	CNY	1,869,233	JPMorgan Chase Bank NA	5/12/25	(1,976)
USD	579,108	CNY	4,211,777	BNP Paribas SA	6/18/25	(3,502)
USD	299,574	CNY	2,165,908	BNP Paribas SA	6/18/25	(33)
USD	243,843	CNY	1,783,395	BNP Paribas SA	6/18/25	(2,852)
USD	289,294	CNY	2,110,646	BNP Paribas SA	6/18/25	(2,669)
USD	632,123	CNY	4,619,134	Bank of America NA	6/18/25	(6,836)
USD	473,440	CNY	3,455,497	JPMorgan Chase Bank NA	6/18/25	(4,555)
USD	243,461	CNY	1,759,907	JPMorgan Chase Bank NA	7/16/25	(517)
USD	246,425	CNY	1,775,689	JPMorgan Chase Bank NA	7/16/25	259
USD	2,686,828	COP	12,001,256,370	Citibank NA	3/19/25	(196,401)
USD	400,000	CZK	9,558,905	Citibank NA	3/19/25	4,628
USD	400,000	CZK	9,804,904	State Street Bank & Trust Co	3/19/25	(5,547)
USD	3,891,577	CZK	94,648,640	BNP Paribas SA	4/17/25	(25,616)
USD	278,041	CZK	6,812,788	Bank of America NA	4/17/25	(3,918)
USD	4,895,579	EUR	4,699,633	BNP Paribas SA	3/04/25	20,415
USD	528,018	EUR	515,000	BNP Paribas SA	3/04/25	(6,217)
USD	4,458,227	EUR	4,250,000	Bank of America NA	3/19/25	46,023
USD	624,843	EUR	595,633	Deutsche Bank AG	4/02/25	6,024
USD	39,620	EUR	38,000	JPMorgan Chase Bank NA	4/02/25	141
USD	87,357	EUR	84,000	Barclays Bank PLC	3/03/25	219
USD	39,816	EUR	38,000	BNP Paribas SA	3/04/25	397
USD	79,400	EUR	76,000	Bank of America NA	4/02/25	441
USD	155,439	EUR	149,000	Bank of America NA	3/04/25	874
USD	173,138	EUR	166,000	BNP Paribas SA	3/04/25	938
USD	90,302	EUR	86,000	Barclays Bank PLC	3/04/25	1,090
USD	167,520	EUR	160,000	JPMorgan Chase Bank NA	3/04/25	1,544
USD	185,294	EUR	177,000	Bank of America NA	3/04/25	1,683
USD	226,455	EUR	216,000	JPMorgan Chase Bank NA	3/04/25	2,387
USD	906,933	EUR	870,633	BNP Paribas SA	3/04/25	3,782
USD	1,171,925	EUR	1,117,633	BNP Paribas SA	4/02/25	10,786
USD	12,264,289	GBP	9,862,075	Citibank NA	3/04/25	(141,215)
USD	12,403,736	GBP	9,789,075	Morgan Stanley	4/02/25	90,853
USD	85,006	GBP	68,000	JPMorgan Chase Bank NA	3/04/25	(531)
USD	124,571	GBP	99,000	Bank of America NA	3/04/25	38
USD	81,861	GBP	65,000	JPMorgan Chase Bank NA	3/03/25	98
USD	95,747	GBP	76,000	Bank of America NA	3/04/25	146
USD	71,845	GBP	57,000	JPMorgan Chase Bank NA	4/02/25	149
USD	41,729	GBP	33,000	NatWest Markets PLC	3/04/25	218
USD	68,295	GBP	54,000	Bank of America NA	3/04/25	368
USD	72,238	GBP	57,000	Citibank NA	3/04/25	537
USD	1,760,886	GBP	1,391,000	State Street Bank & Trust Co	3/04/25	11,147
USD	1,188,166	HKD	9,231,099	Bank of America NA	5/19/25	(442)
USD	300,000	HUF	115,744,754	BNP Paribas SA	3/19/25	2,271
USD	300,000	HUF	117,673,770	Bank of America NA	3/19/25	(2,691)
USD	377,391	HUF	148,133,515	Citibank NA	3/19/25	(3,651)
USD	222,609	HUF	87,509,664	JPMorgan Chase Bank NA	3/19/25	(2,491)
USD	300,000	HUF	118,573,905	JPMorgan Chase Bank NA	3/19/25	(5,006)
USD	5,340,237	HUF	2,079,816,763	Morgan Stanley	3/19/25	(9,655)
USD	629,348	IDR	10,247,673,484	BNP Paribas SA	3/05/25	11,290
USD	828,058	IDR	13,572,698,678	Citibank NA	3/05/25	9,461
USD	50,898	IDR	834,676,302	JPMorgan Chase Bank NA	3/05/25	557
USD	109,836	IDR	1,804,528,595	BNP Paribas SA	3/12/25	1,030
USD	109,836	IDR	1,804,528,595	BNP Paribas SA	3/12/25	1,030
USD	77,669	IDR	1,287,872,669	Deutsche Bank AG	3/12/25	16
USD	55,096	IDR	909,084,000	Goldman Sachs Bank USA	3/12/25	282
USD	607,000	IDR	9,967,737,841	BNP Paribas SA	3/19/25	6,135
USD	920,000	IDR	14,812,027,048	BNP Paribas SA	3/19/25	27,116
USD	836,000	IDR	13,462,458,368	BNP Paribas SA	3/19/25	24,470
USD	600,000	IDR	9,766,676,400	BNP Paribas SA	3/19/25	11,255
USD	39,000	IDR	641,577,690	Goldman Sachs Bank USA	3/19/25	325
USD	2,354,000	IDR	38,716,473,400	JPMorgan Chase Bank NA	3/19/25	20,132
USD	1,344,000	IDR	21,639,475,200	JPMorgan Chase Bank NA	3/19/25	39,551
USD	15,405	ILS	56,000	Goldman Sachs Bank USA	3/17/25	(118)
USD	38,158	ILS	137,000	UBS AG	3/17/25	182
USD	1,000,000	ILS	3,628,137	BNP Paribas SA	3/19/25	(5,735)
USD	500,000	ILS	1,812,522	JPMorgan Chase Bank NA	3/19/25	(2,439)
USD	292,506	ILS	1,068,100	Citibank NA	5/30/25	(3,970)
USD	74,559	INR	6,426,031	BNP Paribas SA	3/21/25	1,144
USD	110,095	INR	9,429,196	Citibank NA	3/21/25	2,370
USD	47,184	INR	4,042,017	Citibank NA	3/21/25	1,006
USD	47,115	INR	4,031,324	Citibank NA	3/21/25	1,059
USD	108,895	INR	9,314,769	Citibank NA	3/21/25	2,477
USD	47,115	INR	4,030,382	Citibank NA	3/21/25	1,069
USD	77,808	INR	6,709,306	Citibank NA	3/21/25	1,157
USD	109,936	INR	9,404,310	Citibank NA	3/21/25	2,495
USD	201,735	INR	17,454,549	Citibank NA	3/21/25	2,324
USD	167,536	INR	14,486,017	Citibank NA	3/21/25	2,039
USD	55,726	INR	4,764,935	Citibank NA	3/21/25	1,289
USD	46,271	INR	3,961,816	Citibank NA	3/21/25	1,009
USD	84,831	INR	7,265,054	Citibank NA	3/21/25	1,831
USD	77,512	INR	6,691,844	JPMorgan Chase Bank NA	3/21/25	1,060
USD	31,005	INR	2,676,538	JPMorgan Chase Bank NA	3/21/25	427
USD	77,173	INR	6,663,117	JPMorgan Chase Bank NA	3/21/25	1,050
USD	30,869	INR	2,665,785	JPMorgan Chase Bank NA	3/21/25	413
USD	1,281,627	JPY	198,363,178	BNP Paribas SA	3/04/25	(36,094)
USD	419,062	JPY	64,827,047	Bank of America NA	3/04/25	(11,582)
USD	468,872	JPY	72,644,870	Bank of America NA	3/04/25	(13,706)
USD	75,492	JPY	11,601,233	Barclays Bank PLC	3/04/25	(1,575)
USD	16,708	JPY	2,580,614	Citibank NA	3/04/25	(435)
USD	545,855	JPY	83,857,956	Deutsche Bank AG	3/04/25	(11,211)
USD	1,700,000	JPY	265,967,157	BNP Paribas SA	3/19/25	(69,946)
USD	3,400,000	JPY	526,669,074	BNP Paribas SA	3/19/25	(104,854)
USD	500,000	JPY	78,311,145	Citibank NA	3/19/25	(21,141)
USD	973,505	JPY	146,215,924	Barclays Bank PLC	4/02/25	(1,134)
USD	925,552	JPY	137,966,575	JPMorgan Chase Bank NA	4/02/25	5,901
USD	850,096	JPY	126,480,683	UBS AG	4/02/25	7,007
USD	383,832	KRW	558,882,422	Bank of America NA	3/12/25	1,263
USD	549,035	KRW	800,630,289	Citibank NA	3/12/25	984
USD	107,166	KRW	158,631,400	BNP Paribas SA	3/19/25	(1,465)
USD	12,107	KRW	17,780,394	BNP Paribas SA	3/19/25	(69)
USD	500,000	KRW	729,320,000	Bank of America NA	3/19/25	562
USD	84,868	KRW	124,220,019	Citibank NA	3/19/25	(198)
USD	303,274	KRW	444,490,505	Citibank NA	3/19/25	(1,113)
USD	4,599	KRW	6,699,173	Citibank NA	3/19/25	11
USD	1,037,297	KRW	1,506,570,163	Citibank NA	3/19/25	5,599
USD	600,000	KRW	855,510,000	JPMorgan Chase Bank NA	3/19/25	14,148
USD	807,727	KRW	1,170,073,332	JPMorgan Chase Bank NA	3/19/25	6,462
USD	358,609	KRW	512,567,016	Citibank NA	6/12/25	6,044
USD	249,858	KRW	357,397,308	Deutsche Bank AG	6/12/25	4,025
USD	196,311	KRW	279,452,635	Deutsche Bank AG	6/18/25	4,031
USD	825,702	MXN	16,991,000	BNP Paribas SA	3/05/25	(825)
USD	307,898	MXN	6,318,000	BNP Paribas SA	3/19/25	1,205
USD	50,590	MXN	1,038,000	Deutsche Bank AG	3/19/25	202
USD	400,000	MXN	8,210,312	Goldman Sachs Bank USA	3/19/25	1,450
USD	364,231	MXN	7,553,000	Goldman Sachs Bank USA	3/19/25	(2,412)
USD	806,446	MXN	16,515,216	Royal Bank of Canada	3/19/25	4,754
USD	4,875,187	NOK	55,139,061	Barclays Bank PLC	3/04/25	(20,275)
USD	477,079	NOK	5,328,662	Bank of America NA	4/02/25	3,972
USD	4,413,143	NOK	49,188,847	Barclays Bank PLC	4/02/25	45,892
USD	55,100	NOK	621,586	Barclays Bank PLC	4/02/25	(88)
USD	7,004,438	NZD	12,400,000	Barclays Bank PLC	3/04/25	64,778
USD	650,209	NZD	1,161,207	BNP Paribas SA	3/19/25	171
USD	189,701	NZD	338,793	BNP Paribas SA	3/19/25	46
USD	5,648,589	NZD	9,800,000	Bank of America NA	3/19/25	162,603
USD	1,485,091	NZD	2,600,000	Deutsche Bank AG	4/02/25	29,275
USD	335,880	PEN	1,233,351	Citibank NA	3/19/25	1,230
USD	1,570,000	PEN	5,920,470	Citibank NA	3/19/25	(36,423)
USD	1,230,000	PEN	4,630,950	Citibank NA	3/19/25	(26,533)
USD	1,269,910	PEN	4,830,992	Deutsche Bank AG	3/19/25	(40,901)
USD	2,629,883	PHP	153,240,665	JPMorgan Chase Bank NA	4/14/25	(10,964)
USD	1,303,140	PLN	5,291,992	Deutsche Bank AG	3/17/25	(4,442)
USD	2,804,413	PLN	11,454,092	JPMorgan Chase Bank NA	3/17/25	(25,743)
USD	96,267	PLN	385,000	JPMorgan Chase Bank NA	3/17/25	1,138
USD	200,000	PLN	790,061	Barclays Bank PLC	3/19/25	4,801
USD	200,000	PLN	790,089	Barclays Bank PLC	3/19/25	4,794
USD	363,447	PLN	1,488,534	Goldman Sachs Bank USA	3/19/25	(4,322)
USD	36,553	PLN	149,709	JPMorgan Chase Bank NA	3/19/25	(435)
USD	400,000	PLN	1,633,346	Morgan Stanley	3/19/25	(3,547)
USD	6,691,865	SEK	73,459,556	UBS AG	3/04/25	(130,730)
USD	400,000	SEK	4,415,396	Canadian Imperial Bank of Commerce	3/19/25	(10,474)
USD	6,833,325	SEK	72,957,691	UBS AG	4/02/25	44,811
USD	45,777	SGD	61,663	BNP Paribas SA	3/04/25	150
USD	469,584	SGD	632,166	Bank of America NA	3/04/25	1,815
USD	98,634	SGD	133,718	Bank of America NA	3/04/25	(310)
USD	133,135	SGD	179,769	Citibank NA	3/04/25	116
USD	246,323	SGD	330,630	Goldman Sachs Bank USA	3/04/25	1,675
USD	1,330,791	SGD	1,802,862	JPMorgan Chase Bank NA	3/04/25	(3,230)
USD	53,940	SGD	72,814	Morgan Stanley	3/04/25	62
USD	900,000	SGD	1,203,699	Canadian Imperial Bank of Commerce	3/19/25	8,655
USD	76,416	SGD	102,132	Deutsche Bank AG	4/02/25	733
USD	295,827	SGD	396,142	Deutsche Bank AG	4/02/25	2,275
USD	107,782	SGD	145,183	Deutsche Bank AG	4/02/25	198
USD	399,616	SGD	533,699	JPMorgan Chase Bank NA	4/02/25	4,131
USD	1,422,713	SGD	1,904,287	Morgan Stanley	4/02/25	11,586
USD	32,412	TRY	1,184,000	HSBC Bank PLC	3/03/25	(40)
USD	128,024	TRY	4,675,455	HSBC Bank PLC	3/03/25	(125)
USD	83,001	TRY	3,033,361	BNP Paribas SA	3/04/25	(140)
USD	28,080	TRY	1,069,146	Barclays Bank PLC	3/05/25	(1,197)
USD	21,121	TRY	805,143	Barclays Bank PLC	3/06/25	(907)
USD	11,498	TRY	438,482	Barclays Bank PLC	3/11/25	(444)
USD	25,396	TRY	972,909	Barclays Bank PLC	3/14/25	(1,028)
USD	36,680	TRY	1,384,203	JPMorgan Chase Bank NA	4/09/25	(19)
USD	40,496	TRY	1,554,118	BNP Paribas SA	4/15/25	(479)
USD	27,256	TRY	1,051,973	Barclays Bank PLC	4/24/25	(248)
USD	20,223	TRY	773,346	Barclays Bank PLC	4/24/25	3
USD	13,577	TRY	524,743	Barclays Bank PLC	4/28/25	(91)
USD	24,326	TRY	945,549	UBS AG	5/13/25	31
USD	13,241	TRY	523,605	Barclays Bank PLC	5/27/25	(43)
USD	1,123	TRY	44,157	JPMorgan Chase Bank NA	5/27/25	2
USD	83,540	TRY	3,333,394	Barclays Bank PLC	6/10/25	(16)
USD	1,300,000	TWD	42,009,500	Bank of America NA	3/19/25	22,298
USD	271,734	TWD	8,934,614	BNP Paribas SA	4/25/25	(838)
USD	276,652	TWD	9,066,163	BNP Paribas SA	4/25/25	67
USD	265,066	TWD	8,773,154	BNP Paribas SA	4/25/25	(2,580)
USD	245,583	TWD	7,920,052	BNP Paribas SA	4/25/25	3,963
USD	275,935	TWD	9,103,372	BNP Paribas SA	4/25/25	(1,785)
USD	280,688	TWD	9,215,829	Citibank NA	4/25/25	(463)
USD	283,670	TWD	9,301,823	Citibank NA	4/25/25	(104)
USD	284,639	TWD	9,328,132	Citibank NA	4/25/25	62
USD	283,167	TWD	9,202,928	Citibank NA	4/25/25	2,410
USD	283,044	TWD	9,256,954	Citibank NA	4/25/25	639
USD	268,960	TWD	8,854,836	Citibank NA	4/25/25	(1,178)
USD	134,526	TWD	4,422,811	Citibank NA	4/25/25	(402)
USD	283,477	TWD	9,292,376	Citibank NA	4/25/25	(9)
USD	278,452	TWD	9,130,720	JPMorgan Chase Bank NA	4/25/25	(102)
USD	219,016	TWD	7,107,507	BNP Paribas SA	7/16/25	761
USD	243,424	TWD	7,921,747	BNP Paribas SA	7/16/25	166
USD	223,345	TWD	7,267,870	Citibank NA	7/16/25	166
USD	248,894	TWD	8,097,020	Citibank NA	7/16/25	254
USD	223,315	TWD	7,259,301	Citibank NA	7/16/25	399
USD	222,483	TWD	7,226,915	JPMorgan Chase Bank NA	7/16/25	561
USD	245,016	TWD	7,977,721	JPMorgan Chase Bank NA	7/16/25	39
USD	290,000	ZAR	5,450,520	BNP Paribas SA	3/19/25	(946)
USD	800,000	ZAR	15,042,183	BNP Paribas SA	3/19/25	(2,944)
USD	1,300,000	ZAR	24,511,380	BNP Paribas SA	3/19/25	(8,405)
USD	289,000	ZAR	5,496,252	BNP Paribas SA	3/19/25	(4,387)
USD	700,000	ZAR	13,475,722	BNP Paribas SA	3/19/25	(19,327)
USD	110,000	ZAR	2,071,528	Barclays Bank PLC	3/19/25	(577)
USD	475,873	ZAR	9,024,445	Barclays Bank PLC	3/19/25	(5,847)
USD	511,000	ZAR	9,695,714	Citibank NA	3/19/25	(6,552)
ZAR	991,271	USD	53,149	BNP Paribas SA	3/19/25	(235)
ZAR	47,310,986	USD	2,563,000	BNP Paribas SA	3/19/25	(37,563)
ZAR	17,308,968	USD	937,000	BNP Paribas SA	3/19/25	(13,056)
ZAR	12,558,383	USD	700,000	JPMorgan Chase Bank NA	3/19/25	(29,640)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(985,679)
Unrealized Appreciation						2,363,337
Unrealized Depreciation						(3,349,016)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty(4)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Sell Protection
5Y CDX NA HY Series 43 Index	NR	Dec 2029	Barclays Bank PLC	5%	Quarterly		14,000,000	1,206,955	(1,015,257)	191,698
iTraxx Europe Series 42 Index	NR	Dec 2029	Bank of America NA	1%	Quarterly	EUR	104,000,000	2,473,703	(2,177,715)	295,988
iTraxx Crossover Series 42 V2 Index	NR	Dec 2029	Bank of America NA	5%	Quarterly	EUR	27,626,760	2,785,053	(2,342,322)	442,731
5Y CDX EM Series 42 Index	NR	Dec 2029	Bank of America NA	1%	Quarterly		2,000,000	(43,860)	54,700	10,840
5Y CDX NA IG Series 43 Index	NR	Dec 2029	JP Morgan Securities PLC	1%	Quarterly		88,000,000	2,113,725	(1,915,948)	197,777
iTraxx Europe Senior Financials Series 42 Index	NR	Dec 2029	JP Morgan Securities PLC	1%	Quarterly	EUR	1,000,000	22,037	(19,925)	2,112
5Y CDX EM Series 40 Index	NR	Dec 2028	ICE	1%	Quarterly		7,300,000	264,123	0	264,123
5Y CDX EM Series 41 Index	NR	Jun 2029	ICE	1%	Quarterly		900,000	7,404	0	7,404
iTraxx Crossover Series 42 V2 Index	NR	Dec 2029	ICE	5%	Quarterly	EUR	1,973,340	27	0	27
5Y CDX EM Series 42 Index	NR	Dec 2029	ICE	1%	Quarterly		4,300,000	(3,690)	0	(3,690)
5Y CDX NA IG Series 43 Index	NR	Dec 2029	ICE	1%	Quarterly		18,100,000	(6,661)	0	(6,661)
iTraxx Europe Series 42 Index	NR	Dec 2029	ICE	1%	Quarterly	EUR	24,000,000	(1,069)	0	(1,069)
5Y CDX NA HY Series 43 Index	NR	Dec 2029	ICE	5%	Quarterly		2,800,000	(8,316)	0	(8,316)

TOTAL CREDIT DEFAULT SWAPS								8,809,431	(7,416,467)	1,392,964

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(2)	Maturity Date	Notional Amount(4)		Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
BRAZIL CETIP INTRBK DEP OVR RT(1)	At Maturity	13.19%	At Maturity	CME	Jan 2027	BRL	18,500,000	(14,777)	0	(14,777)
JIBAR (SOAF)(3 MO) RATE JOHANNESBURG INTERBANK AGREED RATE 3 MONTH(1)	Quarterly	8.055%	Quarterly	CME	Nov 2027	ZAR	44,800,000	(46,355)	0	(46,355)
BRAZIL CETIP INTRBK DEPOSIT RT(1)	At Maturity	13.72%	At Maturity	CME	Jan 2027	BRL	20,200,000	17,632	0	17,632
5.61%	Semi-Annual	WIBO (POL)(6 MO) OFFERED RATE WARSAW INTERBANK 6 MONTHS OFFERED RATE(1)	Semi-Annual	CME	Dec 2027	PLN	7,100,000	39,504	0	39,504
7.9%	Quarterly	JIBAR (SOAF)(3 MO) RATE JOHANNESBURG INTERBANK AGREED RATE 3 MONTH(1)	Quarterly	CME	Jan 2028	ZAR	31,600,000	24,238	0	24,238
BRAZIL CETIP INTRBK DEPOSIT RT(1)	At Maturity	13.165%	At Maturity	CME	Jan 2027	BRL	7,000,000	4,669	0	4,669
CHILE INTERBANK RATE AVG(1)	Semi-Annual	6.385%	Semi-Annual	CME	Mar 2028	CLP	1,683,100,000	(74,374)	0	(74,374)
BUBOR (HUNG)(6 MO) RATE BUDAPEST INTERBANK OFFER RATE(1)	Semi-Annual	9.49%	Annual	CME	Apr 2028	HUF	611,500,000	(266,397)	0	(266,397)
8.7%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	CME	Apr 2028	COP	8,197,300,000	32,615	0	32,615
12.058%	At Maturity	BRAZIL CETIP INTRBK DEPOSIT RT(1)	At Maturity	CME	Jan 2029	BRL	28,700,000	(258,640)	0	(258,640)
11.8374%	At Maturity	BRAZIL CETIP INTRBK DEPOSIT RT(1)	At Maturity	CME	Jan 2029	BRL	18,600,000	(195,575)	0	(195,575)
Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	9.19%	Quarterly	CME	Oct 2028	COP	8,320,000,000	(66,584)	0	(66,584)
BUBOR (HUNG)(6 MO) RATE BUDAPEST INTERBANK OFFER RATE(1)	Semi-Annual	7.74%	Semi-Annual	CME	Oct 2028	HUF	1,451,000,000	(229,541)	0	(229,541)
8.352%	Quarterly	JIBAR (SOAF)(3 MO) RATE JOHANNESBURG INTERBANK AGREED RATE 3 MONTH(1)	Quarterly	CME	Nov 2028	ZAR	133,700,000	155,769	0	155,769
8.07%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	CME	Nov 2028	COP	13,692,000,000	(12,365)	0	(12,365)
5.475%	Semi-Annual	BNP PARIBAS SINACOFI CHILE INTERBANK RATE AVG(1)	Semi-Annual	CME	Nov 2028	CLP	2,748,000,000	47,825	0	47,825
5.54%	Semi-Annual	BNP PARIBAS SINACOFI CHILE INTERBANK RATE AVG(1)	Semi-Annual	CME	Nov 2028	CLP	1,049,000,000	21,009	0	21,009
PRIBOR (CEZCH)(6 MO) RATE(1)	Semi-Annual	4.02%	Annual	CME	Nov 2033	CZK	4,200,000	(8,886)	0	(8,886)
JIBAR (SOAF)(3 MO) RATE JOHANNESBURG INTERBANK AGREED RATE 3 MONTH(1)	Quarterly	8.25%	Quarterly	CME	Nov 2028	ZAR	110,200,000	(231,774)	0	(231,774)
10.5325%	At Maturity	BRAZIL CETIP INTRBK DEPOSIT RT(1)	At Maturity	CME	Jan 2029	BRL	13,600,000	(252,724)	0	(252,724)
BRAZIL CETIP INTRBK DEPOSIT RT(1)	At Maturity	10.0375%	At Maturity	CME	Jan 2029	BRL	6,600,000	141,698	0	141,698
10.21%	At Maturity	BRAZIL CETIP INTRBK DEPOSIT RT(1)	At Maturity	CME	Jan 2029	BRL	8,502,000	(172,188)	0	(172,188)
BRAZIL CETIP INTRBK DEPOSIT RT(1)	At Maturity	10.2344%	At Maturity	CME	Jan 2029	BRL	17,100,000	343,269	0	343,269
BRAZIL CETIP INTRBK DEPOSIT RT(1)	At Maturity	10.095%	At Maturity	CME	Jan 2029	BRL	20,300,000	424,584	0	424,584
12.025%	At Maturity	BRAZIL CETIP INTRBK DEPOSIT RT(1)	At Maturity	CME	Jan 2029	BRL	10,400,000	(103,074)	0	(103,074)
4.76%	Semi-Annual	BNP PARIBAS SINACOFI CHILE INTERBANK RATE AVG(1)	Semi-Annual	CME	Aug 2029	CLP	2,436,300,000	(44,184)	0	(44,184)
7.43625%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	CME	Aug 2029	COP	4,283,900,000	(31,234)	0	(31,234)
4.43%	Semi-Annual	BNP PARIBAS SINACOFI CHILE INTERBANK RATE AVG(1)	Semi-Annual	CME	Sep 2029	CLP	3,785,000,000	(139,914)	0	(139,914)
WIBO (POL)(6 MO) RATE WARSAW INTERBANK OFFER/BID RT(1)	Semi-Annual	4.715%	Annual	CME	Oct 2029	PLN	8,300,000	9,671	0	9,671
BRAZIL CETIP INTRBK DEP OVR RT(1)	At Maturity	13.08%	At Maturity	CME	Jan 2027	BRL	4,700,000	11,086	0	11,086
BUBOR (HUNG)(6 MO) RATE BUDAPEST INTERBANK OFFER RATE(1)	Semi-Annual	9.05%	Annual	CME	Dec 2027	HUF	1,832,500,000	(611,391)	0	(611,391)
7.73%	Quarterly	JIBAR (SOAF)(3 MO) RATE JOHANNESBURG INTERBANK AGREED RATE 3 MONTH(1)	Quarterly	CME	Jan 2028	ZAR	58,000,000	16,611	0	16,611
7.705%	Quarterly	JIBAR (SOAF)(3 MO) RATE JOHANNESBURG INTERBANK AGREED RATE 3 MONTH(1)	Quarterly	CME	Jan 2028	ZAR	86,300,000	38,239	0	38,239
12.26%	At Maturity	BRAZIL CETIP INTRBK DEPOSIT RT(1)	At Maturity	CME	Jan 2027	BRL	13,600,000	(59,183)	0	(59,183)
8.65%	Semi-Annual	BUBOR (HUNG)(6 MO) RATE BUDAPEST INTERBANK OFFER RATE(1)	Semi-Annual	CME	Jan 2028	HUF	174,100,000	40,798	0	40,798
12.16%	At Maturity	BRAZIL CETIP INTRBK DEPOSIT RT(1)	At Maturity	CME	Jan 2027	BRL	6,500,000	(31,681)	0	(31,681)
8.5%	Annual	BUBOR (HUNG)(6 MO) RATE BUDAPEST INTERBANK OFFER RATE(1)	Semi-Annual	CME	Jan 2028	HUF	1,825,400,000	440,709	0	440,709
BRAZIL CETIP INTRBK DEPOSIT RT(1)	At Maturity	12.71%	At Maturity	CME	Jan 2027	BRL	6,800,000	10,253	0	10,253
5.3%	Annual	WIBO (POL)(6 MO) RATE WARSAW INTERBANK OFFER/BID RT(1)	Semi-Annual	CME	Jan 2028	PLN	6,000,000	33,517	0	33,517
CHILE INTERBANK RATE AVG(1)	Semi-Annual	5.94%	Semi-Annual	CME	Feb 2028	CLP	2,185,200,000	(66,178)	0	(66,178)
JIBAR (SOAF)(3 MO) RATE JOHANNESBURG INTERBANK AGREED RATE 3 MONTH(1)	Quarterly	8.205%	Quarterly	CME	Feb 2028	ZAR	56,800,000	(67,914)	0	(67,914)
WIBO (POL)(6 MO) RATE WARSAW INTERBANK OFFER/BID RT(1)	Semi-Annual	6.04%	Annual	CME	Feb 2028	PLN	13,500,000	(107,837)	0	(107,837)
Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	10.24%	Quarterly	CME	Feb 2028	COP	12,000,000,000	(143,485)	0	(143,485)
JIBAR (SOAF)(3 MO) RATE JOHANNESBURG INTERBANK AGREED RATE 3 MONTH(1)	Quarterly	8.43%	Quarterly	CME	Feb 2028	ZAR	85,300,000	(130,113)	0	(130,113)
CHILE INTERBANK RATE AVG(1)	Semi-Annual	6.37%	Semi-Annual	CME	Mar 2028	CLP	936,200,000	(43,429)	0	(43,429)
CHILE INTERBANK RATE AVG(1)	Semi-Annual	6.38%	Semi-Annual	CME	Mar 2028	CLP	992,300,000	(46,401)	0	(46,401)
PRIBOR (CEZCH)(6 MO) RATE(1)	Semi-Annual	3.34%	Annual	CME	Jan 2032	CZK	35,700,000	(181,894)	0	(181,894)
PRIBOR (CEZCH)(6 MO) RATE(1)	Semi-Annual	5.215%	Annual	CME	Feb 2028	CZK	87,200,000	(244,873)	0	(244,873)
CHILE INTERBANK RATE AVG(1)	Semi-Annual	6.49%	Semi-Annual	CME	Mar 2028	CLP	2,011,100,000	(114,805)	0	(114,805)
Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	9.83%	Quarterly	CME	Mar 2028	COP	6,277,100,000	(64,971)	0	(64,971)
12.7464%	At Maturity	BRAZIL CETIP INTRBK DEPOSIT RT(1)	At Maturity	CME	Jan 2029	BRL	7,700,000	(32,388)	0	(32,388)
WIBO (POL)(6 MO) RATE WARSAW INTERBANK OFFER/BID RT(1)	Semi-Annual	5.43%	Annual	CME	Mar 2028	PLN	3,100,000	(30,453)	0	(30,453)
5.3%	Semi-Annual	CHILE INTERBANK RATE AVG(1)	Semi-Annual	CME	Mar 2028	CLP	2,179,800,000	14,765	0	14,765
4.22%	Annual	PRIBOR (CEZCH)(6 MO) RATE(1)	Semi-Annual	CME	Mar 2033	CZK	49,700,000	171,689	0	171,689
4.51%	Annual	PRIBOR (CEZCH)(6 MO) RATE(1)	Semi-Annual	CME	Mar 2028	CZK	85,800,000	254,356	0	254,356
9.05%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	CME	Mar 2028	COP	10,329,000,000	61,984	0	61,984
5.38%	Semi-Annual	CHILE INTERBANK RATE AVG(1)	Semi-Annual	CME	Mar 2028	CLP	5,416,600,000	53,067	0	53,067
12.56%	At Maturity	BRAZIL CETIP INTRBK DEPOSIT RT(1)	At Maturity	CME	Jan 2029	BRL	7,700,000	(43,896)	0	(43,896)
8.75%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	CME	Mar 2028	COP	6,718,000,000	29,003	0	29,003
BUBOR (HUNG)(6 MO) RATE BUDAPEST INTERBANK OFFER RATE(1)	Semi-Annual	9.51%	Semi-Annual	CME	Apr 2028	HUF	757,400,000	(329,770)	0	(329,770)
BUBOR (HUNG)(6 MO) RATE BUDAPEST INTERBANK OFFER RATE(1)	Semi-Annual	9.5%	Annual	CME	Apr 2028	HUF	250,700,000	(109,483)	0	(109,483)
11.94%	At Maturity	BRAZIL CETIP INTRBK DEPOSIT RT(1)	At Maturity	CME	Jan 2029	BRL	5,300,000	(51,964)	0	(51,964)
PRIBOR (CEZCH)(6 MO) RATE(1)	Semi-Annual	5.09%	Semi-Annual	CME	Apr 2028	CZK	50,200,000	(172,406)	0	(172,406)
JIBAR (SOAF)(3 MO) RATE JOHANNESBURG INTERBANK AGREED RATE 3 MONTH(1)	Quarterly	8.12%	Quarterly	CME	Mar 2028	ZAR	23,700,000	(42,612)	0	(42,612)
8.8%	Annual	BUBOR (HUNG)(6 MO) RATE BUDAPEST INTERBANK OFFER RATE(1)	Semi-Annual	CME	Apr 2028	HUF	414,900,000	149,908	0	149,908
JIBAR (SOAF)(3 MO) RATE JOHANNESBURG INTERBANK AGREED RATE 3 MONTH(1)	Quarterly	8.51%	Quarterly	CME	Apr 2028	ZAR	76,200,000	(131,727)	0	(131,727)
8.74%	Annual	BUBOR (HUNG)(6 MO) RATE BUDAPEST INTERBANK OFFER RATE(1)	Semi-Annual	CME	Apr 2028	HUF	785,400,000	279,427	0	279,427
4.695%	Annual	PRIBOR (CEZCH)(6 MO) RATE(1)	Semi-Annual	CME	May 2028	CZK	50,000,000	154,576	0	154,576
11.66%	At Maturity	BRAZIL CETIP INTRBK DEPOSIT RT(1)	At Maturity	CME	Jan 2029	BRL	12,100,000	(136,502)	0	(136,502)
11.31%	At Maturity	BRAZIL CETIP INTRBK DEPOSIT RT(1)	At Maturity	CME	Jan 2029	BRL	16,300,000	(228,811)	0	(228,811)
JIBAR (SOAF)(3 MO) RATE JOHANNESBURG INTERBANK AGREED RATE 3 MONTH(1)	Quarterly	9.35%	Quarterly	CME	May 2028	ZAR	129,700,000	(374,878)	0	(374,878)
11.1064%	At Maturity	BRAZIL CETIP INTRBK DEPOSIT RT(1)	At Maturity	CME	Jan 2029	BRL	11,800,000	(181,571)	0	(181,571)
BNP PARIBAS SINACOFI CHILE INTERBANK RATE AVG(1)	Semi-Annual	5.7975%	Semi-Annual	CME	May 2028	CLP	2,024,600,000	(64,562)	0	(64,562)
BNP PARIBAS SINACOFI CHILE INTERBANK RATE AVG(1)	Semi-Annual	5.65%	Semi-Annual	CME	Jun 2028	CLP	1,071,300,000	(27,385)	0	(27,385)
BNP PARIBAS SINACOFI CHILE INTERBANK RATE AVG(1)	Semi-Annual	5.6985%	Semi-Annual	CME	Jun 2028	CLP	1,688,700,000	(46,606)	0	(46,606)
11.08%	At Maturity	BRAZIL CETIP INTRBK DEPOSIT RT(1)	At Maturity	CME	Jan 2029	BRL	50,700,000	(803,031)	0	(803,031)
PRIBOR (CEZCH)(6 MO) RATE(1)	Semi-Annual	4.42%	Annual	CME	Jun 2033	CZK	83,500,000	(311,437)	0	(311,437)
BNP PARIBAS SINACOFI CHILE INTERBANK RATE AVG(1)	Semi-Annual	5.62%	Semi-Annual	CME	Jun 2028	CLP	2,772,000,000	(68,672)	0	(68,672)
5.54%	Annual	WIBO (POL)(6 MO) RATE WARSAW INTERBANK OFFER/BID RT(1)	Semi-Annual	CME	Jun 2028	PLN	27,600,000	228,846	0	228,846
5.29%	Semi-Annual	BNP PARIBAS SINACOFI CHILE INTERBANK RATE AVG(1)	Semi-Annual	CME	Jun 2028	CLP	953,800,000	9,876	0	9,876
5.2367%	Semi-Annual	BNP PARIBAS SINACOFI CHILE INTERBANK RATE AVG(1)	Semi-Annual	CME	Jun 2028	CLP	1,316,000,000	10,853	0	10,853
5.23%	Semi-Annual	BNP PARIBAS SINACOFI CHILE INTERBANK RATE AVG(1)	Semi-Annual	CME	Jun 2028	CLP	967,400,000	7,703	0	7,703
5.15778%	Semi-Annual	BNP PARIBAS SINACOFI CHILE INTERBANK RATE AVG(1)	Semi-Annual	CME	Jun 2028	CLP	6,635,800,000	38,838	0	38,838
8.106%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	CME	Jun 2028	COP	14,886,400,000	(9,241)	0	(9,241)
8.712%	Annual	BUBOR (HUNG)(6 MO) RATE BUDAPEST INTERBANK OFFER RATE(1)	Semi-Annual	CME	Apr 2028	HUF	2,932,600,000	348,963	0	348,963
BRAZIL CETIP INTRBK DEPOSIT RT(1)	At Maturity	10.48%	At Maturity	CME	Jan 2029	BRL	17,400,000	342,012	0	342,012
4.93%	Annual	WIBO (POL)(6 MO) RATE WARSAW INTERBANK OFFER/BID RT(1)	Semi-Annual	CME	Jun 2028	PLN	18,600,000	140,912	0	140,912
9.185%	Quarterly	JIBAR (SOAF)(3 MO) RATE JOHANNESBURG INTERBANK AGREED RATE 3 MONTH(1)	Quarterly	CME	Jun 2028	ZAR	86,900,000	152,328	0	152,328
4.611%	Annual	PRIBOR (CEZCH)(6 MO) RATE(1)	Semi-Annual	CME	Jun 2028	CZK	71,600,000	164,292	0	164,292
8.411%	Quarterly	JIBAR (SOAF)(3 MO) RATE JOHANNESBURG INTERBANK AGREED RATE 3 MONTH(1)	Quarterly	CME	Jul 2028	ZAR	84,300,000	130,780	0	130,780
4.455%	Annual	PRIBOR (CEZCH)(6 MO) RATE(1)	Annual	CME	Jun 2033	CZK	34,700,000	75,479	0	75,479
5.278%	Semi-Annual	BNP PARIBAS SINACOFI CHILE INTERBANK RATE AVG(1)	Semi-Annual	CME	Jul 2028	CLP	1,843,000,000	817	0	817
8.37%	Quarterly	JIBAR (SOAF)(3 MO) RATE JOHANNESBURG INTERBANK AGREED RATE 3 MONTH(1)	Quarterly	CME	Jul 2028	ZAR	104,100,000	155,950	0	155,950
8.291%	Quarterly	JIBAR (SOAF)(3 MO) RATE JOHANNESBURG INTERBANK AGREED RATE 3 MONTH(1)	Quarterly	CME	Jul 2028	ZAR	26,300,000	34,949	0	34,949
8.305%	Quarterly	JIBAR (SOAF)(3 MO) RATE JOHANNESBURG INTERBANK AGREED RATE 3 MONTH(1)	Quarterly	CME	Jul 2028	ZAR	46,400,000	62,934	0	62,934
8.31%	Quarterly	JIBAR (SOAF)(3 MO) RATE JOHANNESBURG INTERBANK AGREED RATE 3 MONTH(1)	Quarterly	CME	Jul 2028	ZAR	26,300,000	35,838	0	35,838
8.33%	Quarterly	JIBAR (SOAF)(3 MO) RATE JOHANNESBURG INTERBANK AGREED RATE 3 MONTH(1)	Quarterly	CME	Jul 2028	ZAR	29,700,000	41,577	0	41,577
BRAZIL CETIP INTRBK DEPOSIT RT(1)	At Maturity	10.245%	At Maturity	CME	Jan 2029	BRL	7,900,000	163,463	0	163,463
BNP PARIBAS SINACOFI CHILE INTERBANK RATE AVG(1)	Semi-Annual	5.455%	Semi-Annual	CME	Aug 2028	CLP	3,347,300,000	(50,206)	0	(50,206)
BNP PARIBAS SINACOFI CHILE INTERBANK RATE AVG(1)	Semi-Annual	5.54%	Semi-Annual	CME	Aug 2028	CLP	2,555,300,000	(47,564)	0	(47,564)
BNP PARIBAS SINACOFI CHILE INTERBANK RATE AVG(1)	Semi-Annual	5.55%	Semi-Annual	CME	Aug 2028	CLP	2,555,300,000	(48,554)	0	(48,554)
BNP PARIBAS SINACOFI CHILE INTERBANK RATE AVG(1)	Semi-Annual	5.49%	Semi-Annual	CME	Aug 2028	CLP	1,468,400,000	(24,518)	0	(24,518)
BRAZIL CETIP INTRBK DEPOSIT RT(1)	At Maturity	10.285%	At Maturity	CME	Jan 2029	BRL	7,800,000	147,508	0	147,508
BRAZIL CETIP INTRBK DEPOSIT RT(1)	At Maturity	10.55%	At Maturity	CME	Jan 2029	BRL	13,300,000	247,768	0	247,768
BNP PARIBAS SINACOFI CHILE INTERBANK RATE AVG(1)	Semi-Annual	5.59%	Semi-Annual	CME	Aug 2028	CLP	2,929,500,000	(60,446)	0	(60,446)
BNP PARIBAS SINACOFI CHILE INTERBANK RATE AVG(1)	Semi-Annual	5.53%	Semi-Annual	CME	Aug 2028	CLP	1,578,900,000	(28,784)	0	(28,784)
BRAZIL CETIP INTRBK DEPOSIT RT(1)	At Maturity	10.77%	At Maturity	CME	Jan 2029	BRL	16,700,000	284,942	0	284,942
BNP PARIBAS SINACOFI CHILE INTERBANK RATE AVG(1)	Semi-Annual	5.6314%	Semi-Annual	CME	Aug 2028	CLP	3,778,500,000	(82,754)	0	(82,754)
PRIBOR (CEZCH)(6 MO) RATE(1)	Semi-Annual	4.615%	Semi-Annual	CME	Jul 2028	CZK	113,100,000	(313,880)	0	(313,880)
JIBAR (SOAF)(3 MO) RATE JOHANNESBURG INTERBANK AGREED RATE 3 MONTH(1)	Quarterly	8.7%	Quarterly	CME	Aug 2028	ZAR	63,200,000	(125,365)	0	(125,365)
WIBO (POL)(6 MO) RATE WARSAW INTERBANK OFFER/BID RT(1)	Semi-Annual	4.84%	Semi-Annual	CME	Aug 2028	PLN	1,800,000	(13,934)	0	(13,934)
JIBAR (SOAF)(3 MO) RATE JOHANNESBURG INTERBANK AGREED RATE 3 MONTH(1)	Quarterly	8.625%	Quarterly	CME	Aug 2028	ZAR	63,100,000	(117,163)	0	(117,163)
JIBAR (SOAF)(3 MO) RATE JOHANNESBURG INTERBANK AGREED RATE 3 MONTH(1)	Quarterly	8.55%	Quarterly	CME	Aug 2028	ZAR	75,100,000	(130,397)	0	(130,397)
Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	8.13%	Quarterly	CME	Aug 2028	COP	7,433,900,000	(8,966)	0	(8,966)
8.22%	Quarterly	JIBAR (SOAF)(3 MO) RATE JOHANNESBURG INTERBANK AGREED RATE 3 MONTH(1)	Quarterly	CME	Aug 2028	ZAR	60,200,000	72,277	0	72,277
JIBAR (SOAF)(3 MO) RATE JOHANNESBURG INTERBANK AGREED RATE 3 MONTH(1)	Quarterly	8.22%	Quarterly	CME	Aug 2028	ZAR	66,200,000	(164,310)	0	(164,310)
Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	7.96%	Quarterly	CME	Sep 2028	COP	8,428,900,000	(37,867)	0	(37,867)
BRAZIL CETIP INTRBK DEPOSIT RT(1)	At Maturity	11.025%	At Maturity	CME	Jan 2029	BRL	15,600,000	238,745	0	238,745
JIBAR (SOAF)(3 MO) RATE JOHANNESBURG INTERBANK AGREED RATE 3 MONTH(1)	Quarterly	9.09%	Quarterly	CME	Sep 2028	ZAR	83,300,000	(176,810)	0	(176,810)
Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	9.37%	Quarterly	CME	Oct 2028	COP	27,630,000,000	(260,969)	0	(260,969)
PRIBOR (CEZCH)(6 MO) RATE(1)	Semi-Annual	4.3525%	Annual	CME	Aug 2028	CZK	113,200,000	(332,121)	0	(332,121)
PRIBOR (CEZCH)(6 MO) RATE(1)	Semi-Annual	4.6375%	Semi-Annual	CME	Oct 2033	CZK	53,600,000	(149,239)	0	(149,239)
Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	9.26%	Quarterly	CME	Oct 2028	COP	2,980,000,000	(25,553)	0	(25,553)
Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	9.65%	Quarterly	CME	Oct 2028	COP	12,050,000,000	(137,986)	0	(137,986)
WIBO (POL)(6 MO) OFFERED RATE WARSAW INTERBANK 6 MONTHS OFFERED RATE(1)	Semi-Annual	4.735%	Semi-Annual	CME	Oct 2028	PLN	6,100,000	21,182	0	21,182
4.73%	Annual	PRIBOR (CEZCH)(6 MO) RATE(1)	Semi-Annual	CME	Oct 2028	CZK	220,700,000	241,418	0	241,418
5.75%	Semi-Annual	BNP PARIBAS SINACOFI CHILE INTERBANK RATE AVG(1)	Semi-Annual	CME	Sep 2028	CLP	4,763,400,000	54,402	0	54,402
9.22%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	CME	Oct 2028	COP	15,865,400,000	58,376	0	58,376
7.77%	Annual	BUBOR (HUNG)(6 MO) RATE BUDAPEST INTERBANK OFFER RATE(1)	Semi-Annual	CME	Oct 2028	HUF	1,190,500,000	36,544	0	36,544
8.355%	Quarterly	JIBAR (SOAF)(3 MO) RATE JOHANNESBURG INTERBANK AGREED RATE 3 MONTH(1)	Quarterly	CME	Nov 2028	ZAR	72,400,000	104,685	0	104,685
8.36%	Quarterly	JIBAR (SOAF)(3 MO) RATE JOHANNESBURG INTERBANK AGREED RATE 3 MONTH(1)	Quarterly	CME	Nov 2028	ZAR	73,600,000	106,831	0	106,831
4.28%	Annual	PRIBOR (CEZCH)(6 MO) RATE(1)	Semi-Annual	CME	Nov 2033	CZK	78,000,000	155,272	0	155,272
8.3383%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	CME	Nov 2028	COP	7,604,900,000	9,028	0	9,028
8.1275%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	CME	Nov 2028	COP	5,156,900,000	(2,278)	0	(2,278)
10.89762%	At Maturity	BRAZIL CETIP INTRBK DEPOSIT RT(1)	At Maturity	CME	Jan 2029	BRL	29,200,000	(460,235)	0	(460,235)
8.1875%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	CME	Nov 2028	COP	6,317,200,000	647	0	647
4.899%	Semi-Annual	BNP PARIBAS SINACOFI CHILE INTERBANK RATE AVG(1)	Semi-Annual	CME	Dec 2028	CLP	4,651,400,000	(32,404)	0	(32,404)
5.009%	Semi-Annual	BNP PARIBAS SINACOFI CHILE INTERBANK RATE AVG(1)	Semi-Annual	CME	Dec 2028	CLP	4,796,800,000	(10,894)	0	(10,894)
7.9%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	CME	Dec 2028	COP	9,132,300,000	(27,462)	0	(27,462)
8.13%	Quarterly	JIBAR (SOAF)(3 MO) RATE JOHANNESBURG INTERBANK AGREED RATE 3 MONTH(1)	Quarterly	CME	Jan 2029	ZAR	15,300,000	19,763	0	19,763
4.5167%	Semi-Annual	BNP PARIBAS SINACOFI CHILE INTERBANK RATE AVG(1)	Semi-Annual	CME	Feb 2029	CLP	1,798,000,000	(41,592)	0	(41,592)
WIBO (POL)(6 MO) RATE WARSAW INTERBANK OFFER/BID RT(1)	Semi-Annual	4.255%	Annual	CME	Dec 2028	PLN	29,200,000	(72,413)	0	(72,413)
Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	7.53%	Quarterly	CME	Jan 2029	COP	833,600,000	(4,245)	0	(4,245)
4.439%	Semi-Annual	BNP PARIBAS SINACOFI CHILE INTERBANK RATE AVG(1)	Semi-Annual	CME	Feb 2029	CLP	3,071,000,000	(80,937)	0	(80,937)
4.6494%	Semi-Annual	BNP PARIBAS SINACOFI CHILE INTERBANK RATE AVG(1)	Semi-Annual	CME	Dec 2028	CLP	2,802,900,000	(58,047)	0	(58,047)
WIBO (POL)(6 MO) RATE WARSAW INTERBANK OFFER/BID RT(1)	Semi-Annual	4.85%	Annual	CME	Feb 2029	PLN	14,700,000	(16,734)	0	(16,734)
WIBO (POL)(6 MO) RATE WARSAW INTERBANK OFFER/BID RT(1)	Semi-Annual	4.89%	Annual	CME	Feb 2029	PLN	10,400,000	(15,508)	0	(15,508)
WIBO (POL)(6 MO) RATE WARSAW INTERBANK OFFER/BID RT(1)	Semi-Annual	4.865%	Annual	CME	Feb 2029	PLN	14,700,000	(18,688)	0	(18,688)
BNP PARIBAS SINACOFI CHILE INTERBANK RATE AVG(1)	Semi-Annual	4.81%	Semi-Annual	CME	Feb 2029	CLP	5,190,500,000	63,657	0	63,657
PRIBOR (CEZCH)(6 MO) RATE(1)	Semi-Annual	4.19%	Annual	CME	Nov 2028	CZK	168,600,000	(256,368)	0	(256,368)
BUBOR (HUNG)(6 MO) RATE BUDAPEST INTERBANK OFFER RATE(1)	Semi-Annual	6.065%	Annual	CME	Dec 2028	HUF	1,037,500,000	22,099	0	22,099
BRAZIL CETIP INTRBK DEPOSIT RT(1)	At Maturity	9.87%	At Maturity	CME	Jan 2029	BRL	25,900,000	473,284	0	473,284
Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	7.52%	Quarterly	CME	Mar 2029	COP	10,983,300,000	64,298	0	64,298
BNP PARIBAS SINACOFI CHILE INTERBANK RATE AVG(1)	Semi-Annual	4.965%	Semi-Annual	CME	Mar 2029	CLP	8,817,300,000	60,110	0	60,110
BNP PARIBAS SINACOFI CHILE INTERBANK RATE AVG(1)	Semi-Annual	5%	Semi-Annual	CME	Mar 2029	CLP	1,709,200,000	11,814	0	11,814
WIBO (POL)(6 MO) RATE WARSAW INTERBANK OFFER/BID RT(1)	Semi-Annual	4.825%	Annual	CME	Mar 2029	PLN	22,400,000	(133,671)	0	(133,671)
BNP PARIBAS SINACOFI CHILE INTERBANK RATE AVG(1)	Semi-Annual	4.97%	Semi-Annual	CME	Mar 2029	CLP	5,345,000,000	40,594	0	40,594
WIBO (POL)(6 MO) RATE WARSAW INTERBANK OFFER/BID RT(1)	Semi-Annual	4.975%	Annual	CME	Mar 2029	PLN	24,200,000	(193,631)	0	(193,631)
JIBAR (SOAF)(3 MO) RATE JOHANNESBURG INTERBANK AGREED RATE 3 MONTH(1)	Quarterly	8.65%	Quarterly	CME	Apr 2029	ZAR	26,200,000	(52,317)	0	(52,317)
JIBAR (SOAF)(3 MO) RATE JOHANNESBURG INTERBANK AGREED RATE 3 MONTH(1)	Quarterly	8.645%	Quarterly	CME	Apr 2029	ZAR	52,000,000	(103,333)	0	(103,333)
JIBAR (SOAF)(3 MO) RATE JOHANNESBURG INTERBANK AGREED RATE 3 MONTH(1)	Quarterly	8.67%	Quarterly	CME	Apr 2029	ZAR	52,300,000	(106,460)	0	(106,460)
BUBOR (HUNG)(6 MO) RATE BUDAPEST INTERBANK OFFER RATE(1)	Semi-Annual	6.55%	Annual	CME	Apr 2029	HUF	626,000,000	(80,988)	0	(80,988)
BUBOR (HUNG)(6 MO) RATE BUDAPEST INTERBANK OFFER RATE(1)	Semi-Annual	6.53%	Annual	CME	Apr 2029	HUF	510,300,000	(65,002)	0	(65,002)
CHILE INTERBANK RATE AVG(1)	Semi-Annual	5.16%	Semi-Annual	CME	Apr 2029	CLP	3,518,200,000	(1,139)	0	(1,139)
BUBOR (HUNG)(6 MO) RATE BUDAPEST INTERBANK OFFER RATE(1)	Semi-Annual	6.5871%	Annual	CME	Apr 2029	HUF	876,700,000	(117,786)	0	(117,786)
JIBAR (SOAF)(3 MO) RATE JOHANNESBURG INTERBANK AGREED RATE 3 MONTH(1)	Quarterly	8.649%	Quarterly	CME	Apr 2029	ZAR	37,500,000	(74,777)	0	(74,777)
Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	7.95%	Quarterly	CME	Apr 2029	COP	4,464,700,000	11,407	0	11,407
BRAZIL CETIP INTRBK DEPOSIT RT(1)	At Maturity	10.68925%	At Maturity	CME	Jan 2029	BRL	55,000,000	939,345	0	939,345
Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	7.885%	Quarterly	CME	Apr 2029	COP	6,562,100,000	20,960	0	20,960
BUBOR (HUNG)(6 MO) RATE BUDAPEST INTERBANK OFFER RATE(1)	Semi-Annual	6.56%	Annual	CME	Apr 2029	HUF	851,500,000	(110,297)	0	(110,297)
Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	7.927%	Quarterly	CME	Apr 2029	COP	3,348,500,000	9,250	0	9,250
Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	8.12%	Quarterly	CME	Apr 2029	COP	2,604,400,000	2,304	0	2,304
Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	8.15%	Quarterly	CME	Apr 2029	COP	4,394,900,000	2,402	0	2,402
Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	8.08%	Quarterly	CME	Apr 2029	COP	5,480,900,000	6,639	0	6,639
Colombia IBR Overnight Interbank Reference Rate(1)	Semi-Annual	8.435%	Semi-Annual	CME	Apr 2029	COP	9,530,800,000	(20,541)	0	(20,541)
Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	8.56667%	Quarterly	CME	Apr 2029	COP	6,493,300,000	(22,322)	0	(22,322)
JIBAR (SOAF)(3 MO) RATE JOHANNESBURG INTERBANK AGREED RATE 3 MONTH(1)	Quarterly	8.88%	Quarterly	CME	Apr 2029	ZAR	46,600,000	(113,248)	0	(113,248)
BRAZIL CETIP INTRBK DEPOSIT RT(1)	At Maturity	10.9629%	At Maturity	CME	Jan 2029	BRL	26,100,000	403,697	0	403,697
Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	8.4486%	Quarterly	CME	Apr 2029	COP	7,334,200,000	(16,979)	0	(16,979)
BUBOR (HUNG)(6 MO) RATE BUDAPEST INTERBANK OFFER RATE(1)	Semi-Annual	6.8%	Semi-Annual	CME	Apr 2029	HUF	527,500,000	(82,946)	0	(82,946)
8.82%	Quarterly	JIBAR (SOAF)(3 MO) RATE JOHANNESBURG INTERBANK AGREED RATE 3 MONTH(1)	Quarterly	CME	Apr 2029	ZAR	30,500,000	(10,630)	0	(10,630)
PRIBOR (CEZCH)(6 MO) RATE(1)	Semi-Annual	4.06%	Annual	CME	Apr 2034	CZK	48,100,000	(116,353)	0	(116,353)
BUBOR (HUNG)(6 MO) RATE BUDAPEST INTERBANK OFFER RATE(1)	Semi-Annual	6.83%	Annual	CME	Apr 2029	HUF	520,600,000	(83,654)	0	(83,654)
4.29%	Annual	PRIBOR (CEZCH)(6 MO) RATE(1)	Semi-Annual	CME	Apr 2034	CZK	8,700,000	3,866	0	3,866
BUBOR (HUNG)(6 MO) RATE BUDAPEST INTERBANK OFFER RATE(1)	Semi-Annual	7.1%	Annual	CME	Apr 2029	HUF	475,200,000	(91,767)	0	(91,767)
5.36%	Annual	WIBO (POL)(6 MO) RATE WARSAW INTERBANK OFFER/BID RT(1)	Semi-Annual	CME	Apr 2029	PLN	5,700,000	69,647	0	69,647
5.265%	Annual	WIBO (POL)(6 MO) RATE WARSAW INTERBANK OFFER/BID RT(1)	Semi-Annual	CME	Apr 2029	PLN	8,300,000	91,726	0	91,726
BUBOR (HUNG)(6 MO) RATE BUDAPEST INTERBANK OFFER RATE(1)	Semi-Annual	7%	Annual	CME	Apr 2029	HUF	3,211,000,000	(100,289)	0	(100,289)
4.96%	Semi-Annual	CHILE INTERBANK RATE AVG(1)	Semi-Annual	CME	May 2029	CLP	3,595,600,000	(32,022)	0	(32,022)
5.06%	Annual	WIBO (POL)(6 MO) OFFERED RATE WARSAW INTERBANK 6 MONTHS OFFERED RATE(1)	Semi-Annual	CME	May 2029	PLN	20,700,000	182,229	0	182,229
8.53%	Quarterly	JIBAR (SOAF)(3 MO) RATE JOHANNESBURG INTERBANK AGREED RATE 3 MONTH(1)	Quarterly	CME	May 2029	ZAR	60,600,000	103,172	0	103,172
6.25%	Annual	BUBOR (HUNG)(6 MO) RATE BUDAPEST INTERBANK OFFER RATE(1)	Semi-Annual	CME	May 2029	HUF	512,800,000	42,422	0	42,422
6.27%	Annual	BUBOR (HUNG)(6 MO) RATE BUDAPEST INTERBANK OFFER RATE(1)	Semi-Annual	CME	May 2029	HUF	894,500,000	75,619	0	75,619
8.51%	Quarterly	JIBAR (SOAF)(3 MO) RATE JOHANNESBURG INTERBANK AGREED RATE 3 MONTH(1)	Quarterly	CME	May 2029	ZAR	91,200,000	151,590	0	151,590
7.91375%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	CME	May 2029	COP	9,013,400,000	(22,715)	0	(22,715)
8.459%	Quarterly	JIBAR (SOAF)(3 MO) RATE JOHANNESBURG INTERBANK AGREED RATE 3 MONTH(1)	Quarterly	CME	May 2029	ZAR	120,900,000	187,389	0	187,389
8.035%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	CME	May 2029	COP	4,574,000,000	(6,400)	0	(6,400)
4.87%	Semi-Annual	CHILE INTERBANK RATE AVG(1)	Semi-Annual	CME	Jun 2029	CLP	1,249,600,000	(16,333)	0	(16,333)
8.276%	Quarterly	JIBAR (SOAF)(3 MO) RATE JOHANNESBURG INTERBANK AGREED RATE 3 MONTH(1)	Quarterly	CME	Jun 2029	ZAR	62,000,000	76,544	0	76,544
CHILE INTERBANK RATE AVG(1)	Semi-Annual	5.28%	Semi-Annual	CME	Jul 2029	CLP	3,663,800,000	(17,515)	0	(17,515)
4.25%	Annual	PRIBOR (CEZCH)(6 MO) RATE(1)	Semi-Annual	CME	Apr 2029	CZK	75,500,000	(983)	0	(983)
11.55%	At Maturity	BRAZIL CETIP INTRBK DEPOSIT RT(1)	At Maturity	CME	Jan 2029	BRL	14,100,000	(176,357)	0	(176,357)
3.48%	Annual	PRIBOR (CEZCH)(6 MO) RATE(1)	Semi-Annual	CME	Jul 2029	CZK	109,000,000	63,559	0	63,559
5.825%	Annual	BUBOR (HUNG)(6 MO) RATE BUDAPEST INTERBANK OFFER RATE(1)	Semi-Annual	CME	Jul 2029	HUF	605,500,000	17,772	0	17,772
5.79%	Annual	BUBOR (HUNG)(6 MO) RATE BUDAPEST INTERBANK OFFER RATE(1)	Semi-Annual	CME	Jul 2029	HUF	605,500,000	15,214	0	15,214
3.545%	Annual	PRIBOR (CEZCH)(6 MO) RATE(1)	Semi-Annual	CME	Jul 2034	CZK	58,000,000	34,581	0	34,581
5.722%	Annual	BUBOR (HUNG)(6 MO) RATE BUDAPEST INTERBANK OFFER RATE(1)	Semi-Annual	CME	Jul 2029	HUF	408,700,000	7,170	0	7,170
5.7%	Annual	BUBOR (HUNG)(6 MO) RATE BUDAPEST INTERBANK OFFER RATE(1)	Semi-Annual	CME	Jul 2029	HUF	606,100,000	9,014	0	9,014
5.82%	Annual	BUBOR (HUNG)(6 MO) RATE BUDAPEST INTERBANK OFFER RATE(1)	Semi-Annual	CME	Jul 2029	HUF	803,900,000	24,767	0	24,767
5.85%	Semi-Annual	BUBOR (HUNG)(6 MO) RATE BUDAPEST INTERBANK OFFER RATE(1)	Semi-Annual	CME	Jul 2029	HUF	537,300,000	17,968	0	17,968
5.84163%	Annual	BUBOR (HUNG)(6 MO) RATE BUDAPEST INTERBANK OFFER RATE(1)	Semi-Annual	CME	Jul 2029	HUF	1,145,100,000	37,135	0	37,135
5.054%	Annual	WIBO (POL)(6 MO) OFFERED RATE WARSAW INTERBANK 6 MONTHS OFFERED RATE(1)	Semi-Annual	CME	May 2029	PLN	6,100,000	42,116	0	42,116
5.545%	Annual	BUBOR (HUNG)(6 MO) RATE BUDAPEST INTERBANK OFFER RATE(1)	Semi-Annual	CME	Aug 2029	HUF	1,008,500,000	(1,180)	0	(1,180)
4.305%	Semi-Annual	WIBO (POL)(6 MO) RATE WARSAW INTERBANK OFFER/BID RT(1)	Semi-Annual	CME	Aug 2029	PLN	17,300,000	19,202	0	19,202
7.37%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	CME	Aug 2029	COP	7,116,300,000	(55,850)	0	(55,850)
4.74%	Semi-Annual	BNP PARIBAS SINACOFI CHILE INTERBANK RATE AVG(1)	Semi-Annual	CME	Aug 2029	CLP	986,400,000	(18,748)	0	(18,748)
4.8%	Semi-Annual	CHILE INTERBANK RATE AVG(1)	Semi-Annual	CME	Aug 2029	CLP	1,630,800,000	(26,774)	0	(26,774)
4.27%	Annual	WIBO (POL)(6 MO) RATE WARSAW INTERBANK OFFER/BID RT(1)	Semi-Annual	CME	Aug 2029	PLN	10,400,000	6,914	0	6,914
4.2825%	Annual	WIBO (POL)(6 MO) RATE WARSAW INTERBANK OFFER/BID RT(1)	Semi-Annual	CME	Aug 2029	PLN	10,400,000	8,378	0	8,378
7.36%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	CME	Aug 2029	COP	7,046,500,000	(56,135)	0	(56,135)
7.34%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	CME	Aug 2029	COP	2,325,600,000	(18,945)	0	(18,945)
7.4%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	CME	Aug 2029	COP	4,681,400,000	(35,607)	0	(35,607)
7.335%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	CME	Aug 2029	COP	4,651,200,000	(38,100)	0	(38,100)
4.84%	Semi-Annual	CHILE INTERBANK RATE AVG(1)	Semi-Annual	CME	Aug 2029	CLP	4,693,700,000	(69,377)	0	(69,377)
4.92%	Semi-Annual	BNP PARIBAS SINACOFI CHILE INTERBANK RATE AVG(1)	Semi-Annual	CME	Aug 2029	CLP	938,800,000	(10,608)	0	(10,608)
4.7975%	Semi-Annual	BNP PARIBAS SINACOFI CHILE INTERBANK RATE AVG(1)	Semi-Annual	CME	Aug 2029	CLP	2,797,700,000	(46,411)	0	(46,411)
7.275%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	CME	Aug 2029	COP	3,212,800,000	(28,288)	0	(28,288)
WIBO (POL)(6 MO) RATE WARSAW INTERBANK OFFER/BID RT(1)	Semi-Annual	4.65%	Annual	CME	Aug 2029	PLN	8,400,000	(82,064)	0	(82,064)
7.06%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	CME	Aug 2029	COP	12,497,100,000	(134,053)	0	(134,053)
5.27%	Semi-Annual	BNP PARIBAS SINACOFI CHILE INTERBANK RATE AVG(1)	Semi-Annual	CME	Jun 2029	CLP	959,500,000	(4,708)	0	(4,708)
11.71625%	At Maturity	BRAZIL CETIP INTRBK DEPOSIT RT(1)	At Maturity	CME	Jan 2029	BRL	4,300,000	(53,723)	0	(53,723)
11.8425%	At Maturity	BRAZIL CETIP INTRBK DEPOSIT RT(1)	At Maturity	CME	Jan 2029	BRL	15,700,000	(2,830)	0	(2,830)
6.99%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	CME	Sep 2029	COP	5,143,800,000	(63,437)	0	(63,437)
BRAZIL CETIP INTRBK DEPOSIT RT(1)	At Maturity	12.235%	At Maturity	CME	Jan 2029	BRL	6,900,000	66,197	0	66,197
WIBO (POL)(6 MO) RATE WARSAW INTERBANK OFFER/BID RT(1)	Semi-Annual	4.709%	Annual	CME	Oct 2029	PLN	12,700,000	14,106	0	14,106
WIBO (POL)(6 MO) RATE WARSAW INTERBANK OFFER/BID RT(1)	Semi-Annual	4.77%	Annual	CME	Oct 2029	PLN	11,700,000	5,666	0	5,666
Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	7.5455%	Quarterly	CME	Oct 2029	COP	5,415,500,000	37,601	0	37,601
Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	7.65%	Quarterly	CME	Oct 2029	COP	2,740,400,000	16,275	0	16,275
4.66%	Semi-Annual	BNP PARIBAS SINACOFI CHILE INTERBANK RATE AVG(1)	Semi-Annual	CME	Oct 2029	CLP	1,753,700,000	(44,351)	0	(44,351)
Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	7.595%	Quarterly	CME	Oct 2029	COP	2,714,300,000	17,492	0	17,492
BUBOR (HUNG)(6 MO) RATE BUDAPEST INTERBANK OFFER RATE(1)	Semi-Annual	6.09%	Annual	CME	Oct 2029	HUF	645,500,000	11,679	0	11,679
Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	7.74625%	Quarterly	CME	Oct 2029	COP	4,888,700,000	24,803	0	24,803
BUBOR (HUNG)(6 MO) RATE BUDAPEST INTERBANK OFFER RATE(1)	Semi-Annual	6.1175%	Annual	CME	Oct 2029	HUF	860,700,000	13,064	0	13,064
BUBOR (HUNG)(6 MO) RATE BUDAPEST INTERBANK OFFER RATE(1)	Semi-Annual	6.079%	Annual	CME	Oct 2029	HUF	2,009,900,000	(35,252)	0	(35,252)
TELBOR (ISRA)(3 MO) RATE TEL AVIV INTERBANK OFFER RATE(1)	Quarterly	4.44%	Annual	CME	Oct 2029	ILS	11,300,000	(68,229)	0	(68,229)
Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	7.805%	Quarterly	CME	Oct 2029	COP	3,666,600,000	16,606	0	16,606
Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	7.93%	Quarterly	CME	Oct 2029	COP	5,014,000,000	16,912	0	16,912
BUBOR (HUNG)(6 MO) RATE BUDAPEST INTERBANK OFFER RATE(1)	Semi-Annual	6.31%	Annual	CME	Oct 2029	HUF	500,000,000	(3,387)	0	(3,387)
BUBOR (HUNG)(6 MO) RATE BUDAPEST INTERBANK OFFER RATE(1)	Semi-Annual	6.55%	Annual	CME	Oct 2029	HUF	542,400,000	(18,338)	0	(18,338)
Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	8.105%	Quarterly	CME	Oct 2029	COP	9,875,700,000	17,279	0	17,279
PRIBOR (CEZCH)(6 MO) RATE(1)	Semi-Annual	3.524%	Annual	CME	Oct 2029	CZK	66,500,000	(2,864)	0	(2,864)
Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	8.105%	Quarterly	CME	Oct 2029	COP	8,369,000,000	14,776	0	14,776
BNP PARIBAS SINACOFI CHILE INTERBANK RATE AVG(1)	Semi-Annual	4.86%	Semi-Annual	CME	Oct 2029	CLP	2,638,400,000	41,652	0	41,652
PRIBOR (CEZCH)(6 MO) RATE(1)	Semi-Annual	3.489%	Annual	CME	Oct 2029	CZK	71,000,000	1,685	0	1,685
CHILE INTERBANK RATE AVG(1)	Semi-Annual	4.87%	Semi-Annual	CME	Oct 2029	CLP	1,306,800,000	19,990	0	19,990
Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	8.25%	Quarterly	CME	Oct 2029	COP	3,268,800,000	1,475	0	1,475
BNP PARIBAS SINACOFI CHILE INTERBANK RATE AVG(1)	Semi-Annual	4.94%	Semi-Annual	CME	Oct 2029	CLP	1,824,600,000	21,088	0	21,088
BNP PARIBAS SINACOFI CHILE INTERBANK RATE AVG(1)	Semi-Annual	5%	Semi-Annual	CME	Nov 2029	CLP	1,015,700,000	9,289	0	9,289
BNP PARIBAS SINACOFI CHILE INTERBANK RATE AVG(1)	Semi-Annual	5.0125%	Semi-Annual	CME	Nov 2029	CLP	2,583,400,000	22,113	0	22,113
Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	8.18%	Quarterly	CME	Nov 2029	COP	9,538,200,000	10,109	0	10,109
BNP PARIBAS SINACOFI CHILE INTERBANK RATE AVG(1)	Semi-Annual	5.01%	Semi-Annual	CME	Nov 2029	CLP	3,399,800,000	29,461	0	29,461
BNP PARIBAS SINACOFI CHILE INTERBANK RATE AVG(1)	Semi-Annual	4.975%	Semi-Annual	CME	Nov 2029	CLP	1,147,400,000	11,825	0	11,825
Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	8.24%	Quarterly	CME	Nov 2029	COP	9,494,400,000	5,054	0	5,054
8.23%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	CME	Nov 2029	COP	11,545,500,000	(6,624)	0	(6,624)
12.49%	At Maturity	BRAZIL CETIP INTRBK DEPOSIT RT(1)	At Maturity	CME	Jan 2029	BRL	12,100,000	(83,564)	0	(83,564)
JIBAR (SOAF)(3 MO) RATE JOHANNESBURG INTERBANK AGREED RATE 3 MONTH(1)	Quarterly	7.56%	Quarterly	CME	Aug 2029	ZAR	31,200,000	(15,591)	0	(15,591)
4.495%	Annual	WIBO (POL)(6 MO) RATE WARSAW INTERBANK OFFER/BID RT(1)	Semi-Annual	CME	Nov 2029	PLN	15,800,000	(48,198)	0	(48,198)
4.513%	Annual	WIBO (POL)(6 MO) RATE WARSAW INTERBANK OFFER/BID RT(1)	Semi-Annual	CME	Nov 2029	PLN	8,000,000	(22,968)	0	(22,968)
MEXICO INTERBK TIIE 28DAY INDX(1)	Monthly	9.385%	Monthly	CME	Dec 2025	MXN	36,200,000	(5,904)	0	(5,904)
9.415%	Monthly	MEXICO INTERBK TIIE 28DAY INDX(1)	Monthly	CME	Dec 2025	MXN	24,600,000	4,242	0	4,242
MEXICO INTERBK TIIE 28DAY INDX(1)	Monthly	9.43%	Monthly	CME	Dec 2025	MXN	25,000,000	(4,870)	0	(4,870)
9.415%	Monthly	MEXICO INTERBANK TIIE 1 DAY(1)	Monthly	CME	Oct 2029	MXN	24,600,000	23,285	0	23,285
MEXICO INTERBANK TIIE 1 DAY(1)	Monthly	9.48%	Monthly	CME	Oct 2034	MXN	25,100,000	(35,041)	0	(35,041)
MEXICO INTERBANK TIIE 1 DAY(1)	Monthly	9.385%	Monthly	CME	Jul 2029	MXN	36,200,000	(29,890)	0	(29,890)
MEXICO INTERBANK TIIE 1 DAY(1)	Monthly	9.43%	Monthly	CME	Oct 2029	MXN	25,000,000	(48,048)	0	(48,048)
MEXICO INTERBK TIIE 28DAY INDX(1)	Monthly	9.48%	Monthly	CME	Dec 2025	MXN	25,100,000	(5,407)	0	(5,407)
3.365%	Annual	PRIBOR (CEZCH)(6 MO) RATE(1)	Semi-Annual	CME	Nov 2029	CZK	41,300,000	(4,100)	0	(4,100)
9.05%	Monthly	MEXICO INTERBANK TIIE 1 DAY(1)	Monthly	CME	Dec 2029	MXN	85,500,000	54,876	0	54,876
WIBO (POL)(6 MO) RATE WARSAW INTERBANK OFFER/BID RT(1)	Semi-Annual	4.904%	Annual	CME	Dec 2029	PLN	12,800,000	(27,291)	0	(27,291)
BNP PARIBAS SINACOFI CHILE INTERBANK RATE AVG(1)	Semi-Annual	5.285%	Semi-Annual	CME	Dec 2029	CLP	756,300,000	(2,548)	0	(2,548)
8.31%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(1)	Quarterly	CME	Mar 2030	COP	6,764,300,000	13,664	0	13,664
BNP PARIBAS SINACOFI CHILE INTERBANK RATE AVG(1)	Semi-Annual	5.5%	Semi-Annual	CME	Mar 2030	CLP	3,214,300,000	(37,408)	0	(37,408)
9.1%	Monthly	MEXICO INTERBANK TIIE 1 DAY(1)	Monthly	CME	Dec 2034	MXN	48,200,000	53,747	0	53,747
TELBOR (ISRA)(3 MO) RATE TEL AVIV INTERBANK OFFER RATE(1)	Quarterly	3.29%	Annual	LCH	Nov 2027	ILS	26,400,000	152,284	0	152,284
TELBOR (ISRA)(3 MO) RATE TEL AVIV INTERBANK OFFER RATE(1)	Quarterly	3.485%	Annual	LCH	Jan 2028	ILS	3,700,000	11,297	0	11,297
TELBOR (ISRA)(3 MO) RATE TEL AVIV INTERBANK OFFER RATE(1)	Quarterly	4.039%	Annual	LCH	Feb 2028	ILS	76,800,000	(92,638)	0	(92,638)
4.03%	Quarterly	TELBOR (ISRA)(3 MO) RATE TEL AVIV INTERBANK OFFER RATE(1)	Quarterly	LCH	Feb 2028	ILS	66,600,000	264,378	0	264,378
TELBOR (ISRA)(3 MO) RATE TEL AVIV INTERBANK OFFER RATE(1)	Quarterly	3.98%	Annual	LCH	Feb 2028	ILS	9,500,000	(2,030)	0	(2,030)
3.87%	Annual	TELBOR (ISRA)(3 MO) RATE TEL AVIV INTERBANK OFFER RATE(1)	Quarterly	LCH	Mar 2028	ILS	7,800,000	(25,459)	0	(25,459)
3.59%	Annual	TELBOR (ISRA)(3 MO) RATE TEL AVIV INTERBANK OFFER RATE(1)	Quarterly	LCH	Mar 2028	ILS	5,300,000	(12,901)	0	(12,901)
3.53%	Annual	TELBOR (ISRA)(3 MO) RATE TEL AVIV INTERBANK OFFER RATE(1)	Quarterly	LCH	Apr 2028	ILS	6,300,000	(18,387)	0	(18,387)
TELBOR (ISRA)(3 MO) RATE TEL AVIV INTERBANK OFFER RATE(1)	Quarterly	3.59%	Annual	LCH	May 2028	ILS	16,900,000	2,878	0	2,878
US CPI URBAN CONSUMER NSA INDX(1)	At Maturity	2.525%	At Maturity	LCH	Jun 2033		900,000	(1,484)	0	(1,484)
US CPI URBAN CONSUMER NSA INDX(1)	At Maturity	2.595%	At Maturity	LCH	Jul 2033		2,900,000	(9,841)	0	(9,841)
TELBOR (ISRA)(3 MO) RATE TEL AVIV INTERBANK OFFER RATE(1)	Quarterly	3.49%	Annual	LCH	Jul 2028	ILS	12,900,000	(48,112)	0	(48,112)
TELBOR (ISRA)(3 MO) RATE TEL AVIV INTERBANK OFFER RATE(1)	Quarterly	4.46%	Annual	LCH	Oct 2028	ILS	4,300,000	(20,020)	0	(20,020)
3.77%	Annual	TELBOR (ISRA)(3 MO) RATE TEL AVIV INTERBANK OFFER RATE(1)	Quarterly	LCH	Oct 2028	ILS	7,000,000	(6,787)	0	(6,787)
2.5%	At Maturity	US CPI URBAN CONSUMER NSA INDX(1)	At Maturity	LCH	Mar 2033		3,800,000	(14,831)	0	(14,831)
3.915%	Annual	TELBOR (ISRA)(3 MO) RATE TEL AVIV INTERBANK OFFER RATE(1)	Quarterly	LCH	Oct 2028	ILS	18,400,000	3,662	0	3,662
3.515%	Annual	TELBOR (ISRA)(3 MO) RATE TEL AVIV INTERBANK OFFER RATE(1)	Quarterly	LCH	Nov 2028	ILS	11,700,000	(38,439)	0	(38,439)
3.46%	Annual	TELBOR (ISRA)(3 MO) RATE TEL AVIV INTERBANK OFFER RATE(1)	Quarterly	LCH	Nov 2028	ILS	12,600,000	(47,714)	0	(47,714)
3.44%	Annual	TELBOR (ISRA)(3 MO) RATE TEL AVIV INTERBANK OFFER RATE(1)	Quarterly	LCH	Nov 2028	ILS	12,100,000	(48,043)	0	(48,043)
TELBOR (ISRA)(3 MO) RATE TEL AVIV INTERBANK OFFER RATE(1)	Quarterly	3.68%	Annual	LCH	Jan 2029	ILS	13,800,000	24,932	0	24,932
TELBOR (ISRA)(3 MO) RATE TEL AVIV INTERBANK OFFER RATE(1)	Quarterly	3.74%	At Maturity	LCH	Jan 2029	ILS	8,200,000	10,174	0	10,174
TELBOR (ISRA)(3 MO) RATE TEL AVIV INTERBANK OFFER RATE(1)	Quarterly	3.704%	Annual	LCH	Jan 2029	ILS	20,000,000	31,781	0	31,781
3.75%	Annual	SONIA O/N DEPOSIT RATES SWAP(1)	Annual	LCH	Sep 2054	GBP	600,000	(82,234)	0	(82,234)
SONIA O/N DEPOSIT RATES SWAP(1)	Annual	3.75%	Annual	LCH	Sep 2034	GBP	900,000	52,876	0	52,876
KRW 3 MONTH CERT OF DEPOSIT(1)	Quarterly	3.25%	Quarterly	LCH	Sep 2029	KRW	1,700,600,000	(12,002)	0	(12,002)
4.25%	Annual	SONIA O/N DEPOSIT RATES SWAP(1)	Annual	LCH	Sep 2026	GBP	4,000,000	(40,108)	0	(40,108)
TELBOR (ISRA)(3 MO) RATE TEL AVIV INTERBANK OFFER RATE(1)	Quarterly	3.92%	Annual	LCH	Mar 2029	ILS	19,100,000	(10,058)	0	(10,058)
TELBOR (ISRA)(3 MO) RATE TEL AVIV INTERBANK OFFER RATE(1)	Quarterly	3.93%	Annual	LCH	Mar 2029	ILS	9,600,000	(6,022)	0	(6,022)
US CPI URBAN CONSUMER NSA INDX(1)	At Maturity	2.5975%	At Maturity	LCH	Apr 2034		2,400,000	(20,386)	0	(20,386)
4.515%	Annual	TELBOR (ISRA)(3 MO) RATE TEL AVIV INTERBANK OFFER RATE(1)	Quarterly	LCH	Apr 2029	ILS	36,900,000	33,203	0	33,203
4.43%	Annual	TELBOR (ISRA)(3 MO) RATE TEL AVIV INTERBANK OFFER RATE(1)	Quarterly	LCH	Apr 2029	ILS	11,400,000	64,259	0	64,259
4.37%	Annual	TELBOR (ISRA)(3 MO) RATE TEL AVIV INTERBANK OFFER RATE(1)	Quarterly	LCH	May 2029	ILS	23,700,000	93,384	0	93,384
4.36%	Annual	TELBOR (ISRA)(3 MO) RATE TEL AVIV INTERBANK OFFER RATE(1)	Quarterly	LCH	May 2029	ILS	25,000,000	123,888	0	123,888
2.5%	Annual	6M EURIBOR(1)	Semi-Annual	LCH	Mar 2035	EUR	5,187,000	43,805	0	43,805
6M EURIBOR(1)	Semi-Annual	2.25%	Annual	LCH	Mar 2055	EUR	5,000,000	(46,671)	0	(46,671)
6%	Semi-Annual	FBIL MUMBAI INTERBANK RATE INDX(1)	Semi-Annual	LCH	Mar 2030	INR	514,600,000	184	0	184
TAIWAN INTERBANK MONEY CENTER TAIBOR FIXING RATES 3 MONTH INDX(1)	Quarterly	1.75%	Quarterly	LCH	Mar 2030	TWD	117,700,000	2,865	0	2,865
HIBOR (HK)(3MO) RATE(1)	Quarterly	3%	Quarterly	LCH	Mar 2030	HKD	50,000,000	(58,200)	0	(58,200)
1.75%	Quarterly	CHINA FIXING REPO RATES 7 DAY(1)	Quarterly	LCH	Mar 2030	CNY	25,500,000	391	0	391
3%	Quarterly	KORIBOR 3 MONTH INDX(1)	Quarterly	LCH	Mar 2030	KRW	8,936,000,000	55,590	0	55,590
2.5%	At Maturity	SINGAPORE DOMESTIC INTERBANK OVERNIGHT RATE AVG (SORA)(1)	At Maturity	LCH	Mar 2030	SGD	11,420,000	60,959	0	60,959
AFMA (ASTL)(6 MO) RATE AUSTRALIAN FINANCIAL MKT ASSOC(1)	Semi-Annual	4%	Semi-Annual	LCH	Mar 2035	AUD	2,300,000	(36,910)	0	(36,910)
2%	Quarterly	Thailand Overnight Repo Rate ON(1)	Quarterly	LCH	Mar 2030	THB	291,000,000	101,038	0	101,038
3.5%	Annual	SONIA O/N DEPOSIT RATES SWAP(1)	Annual	LCH	Mar 2035	GBP	8,000,000	(5,613)	0	(5,613)
SONIA O/N DEPOSIT RATES SWAP(1)	Annual	3.75%	Annual	LCH	Mar 2055	GBP	6,900,000	143,177	0	143,177
3.75%	Annual	SONIA O/N DEPOSIT RATES SWAP(1)	Annual	LCH	Mar 2027	GBP	7,100,000	11,812	0	11,812
3.25%	Annual	CANADIAN OVERNIGHT REPO RATE AVERAGE CORRA(1)	Annual	LCH	Mar 2030	CAD	4,800,000	26,305	0	26,305
3.75%	Annual	CANADIAN OVERNIGHT REPO RATE AVERAGE CORRA(1)	Annual	LCH	Mar 2027	CAD	12,100,000	70,592	0	70,592
CANADIAN OVERNIGHT REPO RATE AVERAGE CORRA(1)	Annual	3.5%	Annual	LCH	Mar 2055	CAD	6,900,000	(100,490)	0	(100,490)
3.5%	Annual	CANADIAN OVERNIGHT REPO RATE AVERAGE CORRA(1)	Annual	LCH	Mar 2035	CAD	14,000,000	159,065	0	159,065
BANK OF JAPAN FINAL RESULT: UNSECURED OVERNIGHT CALL RATE TONAR INDX(1)	Annual	1%	Annual	LCH	Mar 2035	JPY	2,070,800,000	(25,915)	0	(25,915)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(1)	Annual	4%	Annual	LCH	Mar 2030		900,000	3,312	0	3,312
3.5%	Quarterly	AFMA (ASTL)(6 MO) RATE AUSTRALIAN FINANCIAL MKT ASSOC(1)	Quarterly	LCH	Mar 2027	AUD	6,400,000	17,842	0	17,842
2.5%	Annual	EURIBOR (6 MO) RATE(1)	Semi-Annual	LCH	Mar 2027	EUR	5,700,000	74	0	74
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(1)	Annual	3.75%	Annual	LCH	Mar 2055		5,200,000	(189,403)	0	(189,403)
4.25%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(1)	Annual	LCH	Mar 2027		3,600,000	18,480	0	18,480
BANK OF JAPAN FINAL RESULT: UNSECURED OVERNIGHT CALL RATE TONAR INDX(1)	Annual	1.5%	Annual	LCH	Mar 2055	JPY	212,000,000	(13,208)	0	(13,208)
4%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(1)	Annual	LCH	Mar 2035		8,600,000	178,540	0	178,540
TOTAL INTEREST RATE SWAPS								(2,249,238)	0	(2,249,238)

(1)Represents floating rate.

(2)Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared swaps.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Notional amount is stated in U.S. Dollars unless otherwise noted.

Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Units	Notional Amount		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
SET50 Index	Receives	At Maturity	None	At Maturity	Morgan Stanley & Co International PLC	Mar 2025	20,800	THB	17,535,230	50,068	0	50,068
KOSPI 200 Indx	Receives	At Maturity	None	At Maturity	Morgan Stanley & Co International PLC	Mar 2025	750,000	KRW	250,387,500	(128)	0	(128)
SET50 Index	Receives	At Maturity	None	At Maturity	Morgan Stanley & Co International PLC	Mar 2025	20,400	THB	17,021,760	43,965	0	43,965
KOSPI 200 Indx	Receives	At Maturity	None	At Maturity	Morgan Stanley & Co International PLC	Mar 2025	1,500,000	KRW	529,650,000	(20,013)	0	(20,013)
SET50 Index	Receives	At Maturity	None	At Maturity	Morgan Stanley & Co International PLC	Mar 2025	7,400	THB	5,917,301	8,446	0	8,446
SET50 Index	Receives	At Maturity	None	At Maturity	Morgan Stanley & Co International PLC	Mar 2025	15,800	THB	12,339,800	9,446	0	9,446
KOSPI 200 Indx	Receives	At Maturity	None	At Maturity	Morgan Stanley & Co International PLC	Mar 2025	750,000	KRW	261,412,500	(7,672)	0	(7,672)
Bovespa Index	Receives	At Maturity	None	At Maturity	Goldman Sachs International	Apr 2025	102	BRL	13,072,320	56,564	0	56,564
TOTAL RETURN SWAPS										140,675	0	140,675
Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese (Peoples Rep) Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesia Rupiatt
ILS	-	Israel Sheckel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringet
NOK	-	Norwegian Krona
NZD	-	New Zealand Dollar
PEN	-	Peruvian New Sol
PHP	-	Philippines
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	New Turkish Lira
TWD	-	Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,371,749 or 0.5% of net assets.

(f)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $4,511,080 or 0.1% of net assets.

(h)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Includes $4,761,000 of cash collateral segregated to cover margin requirements for centrally cleared swaps.
(k)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	The rate quoted is the annualized seven-day yield of the fund at period end.
(n)
Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $983,817.

(o)	Includes $5,208,000 of cash collateral to cover margin requirements for futures contracts.

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
BNP Paribas	4.41	2/28/2025	3/3/2025	19,900,000	19,907,313	U.S. Treasuries (including strips)	2.88	5/15/2032	19,907,313
Total Repurchase Agreements				$ 19,900,000	19,907,313				19,907,313

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,764,215	578,661	5,027,997	104,452	-	-	314,879	314,816	0.0%
Total	4,764,215	578,661	5,027,997	104,452	-	-	314,879	314,816

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Investments Money Market Government Portfolio - Institutional Class	112,099,976	907,176,140	849,337,130	5,002,500	-	-	169,938,986	169,938,986
Fidelity Investments Money Market Government Portfolio Class I	-	4,000,000	4,000,000	-	-	-	-	-
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund	122,133,571	3,170,068	40,000,000	3,170,068	(1,785,714)	(558,283)	82,959,642	8,659,670
Fidelity SAI Alternative Risk Premia Strategy Fund	39,495,555	19,999,999	-	-	-	1,171,328	60,666,882	5,918,720
Fidelity SAI Convertible Arbitrage Fund	232,097,672	192,810,301	-	17,810,300	-	8,798,166	433,706,139	40,307,262
	505,826,774	1,127,156,508	893,337,130	25,982,868	(1,785,714)	9,411,211	747,271,649	224,824,638

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Certificates of Deposit, Foreign Government and Government Agency Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index  interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Commodity Risk - Commodity Risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

The Fund used futures contracts to manage its exposure to the commodities market.

Open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Total Return Swaps: Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its commodities market exposure.

Open swaps at period end are included in the Consolidated Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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